UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING

PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 12.5%
	Distributors — 0.7%
338	Genuine Parts Co.	26,381

	Hotels, Restaurants & Leisure — 2.5%
895	Dunkin’ Brands Group, Inc.	32,992
205	McDonald’s Corp.	20,388
546	Yum! Brands, Inc.	39,261

		92,641

	Household Durables — 0.5%
218	Tupperware Brands Corp.	17,832

	Media — 2.9%
916	Cinemark Holdings, Inc.	26,956
286	Time Warner Cable, Inc.	27,520
983	Time Warner, Inc.	56,650

		111,126

	Multiline Retail — 0.7%
490	Nordstrom, Inc.	27,075

	Specialty Retail — 4.3%
960	Home Depot, Inc. (The)	66,996
829	L Brands, Inc.	37,014
170	Tiffany & Co.	11,834
890	Williams-Sonoma, Inc.	45,863

		161,707

	Textiles, Apparel & Luxury Goods — 0.9%
205	V.F. Corp.	34,342
	Total Consumer Discretionary	471,104

	Consumer Staples — 8.2%
	Beverages — 1.1%
1,020	Coca-Cola Co. (The)	41,233

	Food Products — 3.2%
488	Hershey Co. (The)	42,703
290	JM Smucker Co. (The)	28,788
1,625	Mondelez International, Inc., Class A	49,735

		121,226

	Household Products — 1.4%
704	Procter & Gamble Co. (The)	54,246

	Tobacco — 2.5%
1,244	Lorillard, Inc.	50,184
484	Philip Morris International, Inc.	44,913

		95,097

	Total Consumer Staples	311,802

	Energy — 11.4%
	Oil, Gas & Consumable Fuels — 11.4%
541	Chevron Corp.	64,327
1,516	ConocoPhillips	91,110
1,070	Exxon Mobil Corp.	96,389
818	Kinder Morgan, Inc.	31,635
304	Marathon Petroleum Corp.	27,246
862	Occidental Petroleum Corp.	67,547
1,383	Williams Cos., Inc. (The)	51,796

	Total Energy	430,050

	Financials — 24.5%
	Capital Markets — 5.8%
392	Ameriprise Financial, Inc.	28,858
281	BlackRock, Inc.	72,086
799	Northern Trust Corp.	43,594
988	T. Rowe Price Group, Inc.	73,993

		218,531

	Commercial Banks — 8.7%
1,242	BB&T Corp.	38,975
430	Cullen/Frost Bankers, Inc.	26,890
373	M&T Bank Corp.	38,458
610	PNC Financial Services Group, Inc.	40,570
1,007	U.S. Bancorp	34,169
4,035	Wells Fargo & Co.	149,269

		328,331

	Diversified Financial Services — 2.5%
1,034	CME Group, Inc.	63,472
640	McGraw-Hill Cos., Inc. (The)	33,342

		96,814

	Insurance — 6.9%
839	Arthur J. Gallagher & Co.	34,664
538	Cincinnati Financial Corp.	25,365
1,412	Hartford Financial Services Group, Inc.	36,427
1,052	Prudential Financial, Inc.	62,075
769	Travelers Cos., Inc. (The)	64,724
977	Validus Holdings Ltd., (Bermuda)	36,506

		259,761

	Real Estate Investment Trusts (REITs) — 0.6%
304	Alexandria Real Estate Equities, Inc.	21,544

	Total Financials	924,981

	Health Care — 11.2%
	Health Care Equipment & Supplies — 2.1%
554	Baxter International, Inc.	40,246

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
427	Becton, Dickinson & Co.	40,841

		81,087

	Pharmaceuticals — 9.1%
500	AbbVie, Inc.	20,399
1,273	Johnson & Johnson	103,765
2,415	Merck & Co., Inc.	106,811
3,882	Pfizer, Inc.	112,047

		343,022

	Total Health Care	424,109

	Industrials — 7.7%
	Aerospace & Defense — 2.0%
452	Honeywell International, Inc.	34,063
453	United Technologies Corp.	42,312

		76,375

	Air Freight & Logistics — 0.6%
241	United Parcel Service, Inc., Class B	20,719

	Commercial Services & Supplies — 0.6%
706	Republic Services, Inc.	23,302

	Electrical Equipment — 1.3%
906	Emerson Electric Co.	50,609

	Industrial Conglomerates — 1.1%
386	3M Co.	41,046

	Machinery — 2.1%
299	Illinois Tool Works, Inc.	18,202
670	PACCAR, Inc.	33,871
335	Snap-on, Inc.	27,712

		79,785

	Total Industrials	291,836

	Information Technology — 9.9%
	Communications Equipment — 0.7%
395	QUALCOMM, Inc.	26,423

	Computers & Peripherals — 0.7%
61	Apple, Inc.	26,792

	Electronic Equipment, Instruments & Components — 0.6%
778	Molex, Inc.	22,784

	IT Services — 2.2%
394	Accenture plc, (Ireland), Class A	29,932
513	Automatic Data Processing, Inc.	33,372
494	Fidelity National Information Services, Inc.	19,561

		82,865

	Semiconductors & Semiconductor Equipment — 4.1%
1,090	Analog Devices, Inc.	50,686
797	KLA-Tencor Corp.	42,010
796	Texas Instruments, Inc.	28,235
838	Xilinx, Inc.	31,978

		152,909

	Software — 1.6%
2,144	Microsoft Corp.	61,335

	Total Information Technology	373,108

	Materials — 2.4%
	Chemicals — 2.4%
372	Air Products & Chemicals, Inc.	32,382
654	E.I. du Pont de Nemours & Co.	32,140
205	PPG Industries, Inc.	27,443

	Total Materials	91,965

	Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 4.3%
1,256	AT&T, Inc.	46,083
522	CenturyLink, Inc.	18,329
2,010	Verizon Communications, Inc.	98,810

	Total Telecommunication Services	163,222

	Utilities — 6.0%
	Electric Utilities — 2.7%
478	NextEra Energy, Inc.	37,126
501	Northeast Utilities	21,768
1,346	NV Energy, Inc.	26,953
309	Southern Co. (The)	14,505

		100,352

	Multi-Utilities — 3.1%
1,074	CMS Energy Corp.	30,017
1,188	NiSource, Inc.	34,855
664	Sempra Energy	53,062

		117,934

	Water Utilities — 0.2%
202	American Water Works Co., Inc.	8,354

	Total Utilities	226,640

	Total Common Stocks (Cost $3,120,728)	3,708,817

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.6%
	Investment Company — 3.6%
137,659	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $137,659)	137,659

	Total Investments — 101.7% (Cost $3,258,387)	3,846,476
	Liabilities in Excess of Other Assets — (1.7)%	(62,734)

	NET ASSETS — 100.0%	$3,783,742

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,954
Aggregate gross unrealized depreciation	(11,865)

Net unrealized appreciation/depreciation	$588,089

Federal income tax cost of investments	$3,258,387

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,846,476	$—	$—	$3,846,476

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 11.5%
	Auto Components — 0.3%
14	BorgWarner, Inc. (a)	1,105
36	Delphi Automotive plc, (United Kingdom)	1,609
30	Goodyear Tire & Rubber Co. (The) (a)	382
85	Johnson Controls, Inc.	2,966

		6,062

	Automobiles — 0.5%
485	Ford Motor Co.	6,374
28	Harley-Davidson, Inc.	1,489

		7,863

	Distributors — 0.1%
19	Genuine Parts Co.	1,493

	Diversified Consumer Services — 0.1%
12	Apollo Group, Inc., Class A (a)	215
34	H&R Block, Inc.	986

		1,201

	Hotels, Restaurants & Leisure — 1.8%
55	Carnival Corp.	1,883
4	Chipotle Mexican Grill, Inc. (a)	1,250
16	Darden Restaurants, Inc.	826
33	International Game Technology	539
30	Marriott International, Inc., Class A	1,271
124	McDonald’s Corp.	12,353
93	Starbucks Corp.	5,274
24	Starwood Hotels & Resorts Worldwide, Inc.	1,525
17	Wyndham Worldwide Corp.	1,089
10	Wynn Resorts Ltd.	1,234
56	Yum! Brands, Inc.	4,007

		31,251

	Household Durables — 0.3%
35	D.R. Horton, Inc.	839
14	Garmin Ltd., (Switzerland)	447
8	Harman International Industries, Inc.	375
18	Leggett & Platt, Inc.	596
20	Lennar Corp., Class A	846
35	Newell Rubbermaid, Inc.	924
42	PulteGroup, Inc. (a)	851
10	Whirlpool Corp.	1,150

		6,028

	Internet & Catalog Retail — 1.1%
45	Amazon.com, Inc. (a)	11,975
12	Expedia, Inc.	693
7	Netflix, Inc. (a)	1,310
6	priceline.com, Inc. (a)	4,240
14	TripAdvisor, Inc. (a)	714

		18,932

	Leisure Equipment & Products — 0.1%
14	Hasbro, Inc.	622
43	Mattel, Inc.	1,864

		2,486

	Media — 3.5%
27	Cablevision Systems Corp., Class A	396
72	CBS Corp. (Non-Voting), Class B	3,376
326	Comcast Corp., Class A	13,702
71	DIRECTV (a)	4,009
30	Discovery Communications, Inc., Class A (a)	2,386
28	Gannett Co., Inc.	620
51	Interpublic Group of Cos., Inc. (The)	666
247	News Corp., Class A	7,542
32	Omnicom Group, Inc.	1,903
11	Scripps Networks Interactive, Inc., Class A	684
37	Time Warner Cable, Inc.	3,508
116	Time Warner, Inc.	6,656
56	Viacom, Inc., Class B	3,465
223	Walt Disney Co. (The)	12,672
1	Washington Post Co. (The), Class B	250

		61,835

	Multiline Retail — 0.8%
37	Dollar General Corp. (a)	1,891
28	Dollar Tree, Inc. (a)	1,360
12	Family Dollar Stores, Inc.	701
18	J.C. Penney Co., Inc.	266
26	Kohl’s Corp.	1,206
49	Macy’s, Inc.	2,043
19	Nordstrom, Inc.	1,022
80	Target Corp.	5,505

		13,994

	Specialty Retail — 2.2%
10	Abercrombie & Fitch Co., Class A	454
5	AutoNation, Inc. (a)	209
4	AutoZone, Inc. (a)	1,781
28	Bed Bath & Beyond, Inc. (a)	1,800
33	Best Buy Co., Inc.	728
28	CarMax, Inc. (a)	1,176
15	GameStop Corp., Class A	419

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
37	Gap, Inc. (The)	1,300
185	Home Depot, Inc. (The)	12,893
30	L Brands, Inc.	1,321
137	Lowe’s Cos., Inc.	5,201
14	O’Reilly Automotive, Inc. (a)	1,410
13	PetSmart, Inc.	825
27	Ross Stores, Inc.	1,666
83	Staples, Inc.	1,118
15	Tiffany & Co.	1,024
90	TJX Cos., Inc.	4,213
14	Urban Outfitters, Inc. (a)	524

		38,062

	Textiles, Apparel & Luxury Goods — 0.7%
35	Coach, Inc.	1,734
7	Fossil, Inc. (a)	638
90	NIKE, Inc., Class B	5,290
10	PVH Corp.	1,031
8	Ralph Lauren Corp.	1,272
11	V.F. Corp.	1,828

		11,793

	Total Consumer Discretionary	201,000

	Consumer Staples — 10.9%
	Beverages — 2.4%
20	Beam, Inc.	1,259
19	Brown-Forman Corp., Class B	1,337
474	Coca-Cola Co. (The)	19,153
32	Coca-Cola Enterprises, Inc.	1,197
19	Constellation Brands, Inc., Class A (a)	897
25	Dr. Pepper Snapple Group, Inc.	1,181
19	Molson Coors Brewing Co., Class B	944
18	Monster Beverage Corp. (a)	850
191	PepsiCo, Inc.	15,082

		41,900

	Food & Staples Retailing — 2.4%
54	Costco Wholesale Corp.	5,712
152	CVS Caremark Corp.	8,366
64	Kroger Co. (The)	2,123
30	Safeway, Inc.	780
72	Sysco Corp.	2,547
106	Walgreen Co.	5,067
207	Wal-Mart Stores, Inc.	15,466
21	Whole Foods Market, Inc.	1,848

		41,909

	Food Products — 1.9%
81	Archer-Daniels-Midland Co.	2,745
22	Campbell Soup Co.	1,005
51	ConAgra Foods, Inc.	1,831
23	Dean Foods Co. (a)	417
80	General Mills, Inc.	3,940
40	H.J. Heinz Co.	2,864
19	Hershey Co. (The)	1,624
17	Hormel Foods Corp.	686
13	JM Smucker Co. (The)	1,314
31	Kellogg Co.	1,988
73	Kraft Foods Group, Inc.	3,773
16	McCormick & Co., Inc. (Non-Voting)	1,206
25	Mead Johnson Nutrition Co.	1,938
220	Mondelez International, Inc., Class A	6,726
35	Tyson Foods, Inc., Class A	870

		32,927

	Household Products — 2.2%
16	Clorox Co. (The)	1,433
54	Colgate-Palmolive Co.	6,412
48	Kimberly-Clark Corp.	4,693
338	Procter & Gamble Co. (The)	26,012

		38,550

	Personal Products — 0.2%
53	Avon Products, Inc.	1,107
30	Estee Lauder Cos., Inc. (The), Class A	1,897

		3,004

	Tobacco — 1.8%
248	Altria Group, Inc.	8,541
47	Lorillard, Inc.	1,892
204	Philip Morris International, Inc.	18,877
40	Reynolds American, Inc.	1,769

		31,079

	Total Consumer Staples	189,369

	Energy — 10.8%
	Energy Equipment & Services — 1.8%
55	Baker Hughes, Inc.	2,534
31	Cameron International Corp. (a)	1,997
9	Diamond Offshore Drilling, Inc.	598
29	Ensco plc, (United Kingdom), Class A	1,723
29	FMC Technologies, Inc. (a)	1,598
115	Halliburton Co.	4,653
13	Helmerich & Payne, Inc.	797
36	Nabors Industries Ltd., (Bermuda)	583
53	National Oilwell Varco, Inc.	3,730

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
31	Noble Corp., (Switzerland)	1,191
15	Rowan Cos. plc, Class A (a)	543
164	Schlumberger Ltd.	12,292

		32,239

	Oil, Gas & Consumable Fuels — 9.0%
62	Anadarko Petroleum Corp.	5,409
48	Apache Corp.	3,735
26	Cabot Oil & Gas Corp.	1,758
64	Chesapeake Energy Corp.	1,313
240	Chevron Corp.	28,524
151	ConocoPhillips	9,068
28	CONSOL Energy, Inc.	949
46	Denbury Resources, Inc. (a)	861
47	Devon Energy Corp.	2,632
34	EOG Resources, Inc.	4,301
19	EQT Corp.	1,260
554	Exxon Mobil Corp.	49,889
37	Hess Corp.	2,629
78	Kinder Morgan, Inc.	3,020
87	Marathon Oil Corp.	2,949
41	Marathon Petroleum Corp.	3,670
22	Murphy Oil Corp.	1,426
17	Newfield Exploration Co. (a)	375
22	Noble Energy, Inc.	2,566
100	Occidental Petroleum Corp.	7,801
33	Peabody Energy Corp.	705
77	Phillips 66	5,374
16	Pioneer Natural Resources Co.	2,032
22	QEP Resources, Inc.	703
20	Range Resources Corp.	1,631
43	Southwestern Energy Co. (a)	1,616
83	Spectra Energy Corp.	2,539
17	Tesoro Corp.	994
68	Valero Energy Corp.	3,108
84	Williams Cos., Inc. (The)	3,155
25	WPX Energy, Inc. (a)	396

		156,388

	Total Energy	188,627

	Financials — 15.8%
	Capital Markets — 2.1%
25	Ameriprise Financial, Inc.	1,852
144	Bank of New York Mellon Corp. (The)	4,024
16	BlackRock, Inc.	3,992
136	Charles Schwab Corp. (The)	2,403
32	E*TRADE Financial Corp. (a)	340
17	Franklin Resources, Inc.	2,574
54	Goldman Sachs Group, Inc. (The)	7,957
54	Invesco Ltd.	1,578
14	Legg Mason, Inc.	456
170	Morgan Stanley	3,729
27	Northern Trust Corp.	1,467
56	State Street Corp.	3,336
32	T. Rowe Price Group, Inc.	2,396

		36,104

	Commercial Banks — 2.7%
86	BB&T Corp.	2,714
23	Comerica, Inc.	834
108	Fifth Third Bancorp	1,764
30	First Horizon National Corp.	321
104	Huntington Bancshares, Inc.	769
114	KeyCorp	1,137
15	M&T Bank Corp.	1,548
65	PNC Financial Services Group, Inc.	4,342
175	Regions Financial Corp.	1,430
67	SunTrust Banks, Inc.	1,919
230	U.S. Bancorp	7,813
606	Wells Fargo & Co.	22,406
23	Zions Bancorp	569

		47,566

	Consumer Finance — 0.9%
119	American Express Co.	8,011
72	Capital One Financial Corp.	3,954
61	Discover Financial Services	2,745
56	SLM Corp.	1,147

		15,857

	Diversified Financial Services — 3.7%
1,337	Bank of America Corp.	16,285
376	Citigroup, Inc.	16,612
38	CME Group, Inc.	2,328
9	IntercontinentalExchange, Inc. (a)	1,464
473	JPMorgan Chase & Co. (q)	22,447
36	Leucadia National Corp.	994
35	McGraw-Hill Cos., Inc. (The)	1,807
24	Moody’s Corp.	1,277
15	NASDAQ OMX Group, Inc. (The)	470
30	NYSE Euronext	1,160

		64,844

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 4.1%
42	ACE Ltd., (Switzerland)	3,730
58	Aflac, Inc.	3,007
59	Allstate Corp. (The)	2,895
182	American International Group, Inc. (a)	7,082
39	Aon plc, (United Kingdom)	2,368
10	Assurant, Inc.	438
225	Berkshire Hathaway, Inc., Class B (a)	23,485
32	Chubb Corp. (The)	2,823
18	Cincinnati Financial Corp.	857
61	Genworth Financial, Inc., Class A (a)	609
54	Hartford Financial Services Group, Inc.	1,392
34	Lincoln National Corp.	1,094
38	Loews Corp.	1,686
68	Marsh & McLennan Cos., Inc.	2,573
135	MetLife, Inc.	5,138
34	Principal Financial Group, Inc.	1,160
69	Progressive Corp. (The)	1,734
57	Prudential Financial, Inc.	3,389
12	Torchmark Corp.	692
47	Travelers Cos., Inc. (The)	3,932
33	Unum Group	942
36	XL Group plc, (Ireland)	1,104

		72,130

	Real Estate Investment Trusts (REITs) — 2.1%
49	American Tower Corp.	3,756
18	Apartment Investment & Management Co., Class A	552
14	AvalonBay Communities, Inc.	1,781
19	Boston Properties, Inc.	1,894
40	Equity Residential	2,180
56	HCP, Inc.	2,793
32	Health Care REIT, Inc.	2,189
90	Host Hotels & Resorts, Inc.	1,571
50	Kimco Realty Corp.	1,129
20	Plum Creek Timber Co., Inc.	1,047
57	Prologis, Inc.	2,286
18	Public Storage	2,715
39	Simon Property Group, Inc.	6,146
36	Ventas, Inc.	2,641
21	Vornado Realty Trust	1,751
67	Weyerhaeuser Co.	2,114

		36,545

	Real Estate Management & Development — 0.1%
38	CBRE Group, Inc., Class A (a)	949

	Thrifts & Mortgage Finance — 0.1%
59	Hudson City Bancorp, Inc.	508
42	People’s United Financial, Inc.	562

		1,070

	Total Financials	275,065

	Health Care — 12.4%
	Biotechnology — 1.9%
24	Alexion Pharmaceuticals, Inc. (a)	2,223
92	Amgen, Inc.	9,480
29	Biogen Idec, Inc. (a)	5,633
52	Celgene Corp. (a)	5,998
188	Gilead Sciences, Inc. (a)	9,205

		32,539

	Health Care Equipment & Supplies — 2.2%
194	Abbott Laboratories	6,855
67	Baxter International, Inc.	4,900
24	Becton, Dickinson and Co.	2,292
168	Boston Scientific Corp. (a)	1,310
9	C.R. Bard, Inc.	947
28	CareFusion Corp. (a)	962
58	Covidien plc, (Ireland)	3,957
18	DENTSPLY International, Inc.	749
14	Edwards Lifesciences Corp. (a)	1,158
5	Intuitive Surgical, Inc. (a)	2,436
125	Medtronic, Inc.	5,869
35	St. Jude Medical, Inc.	1,414
36	Stryker Corp.	2,331
13	Varian Medical Systems, Inc. (a)	971
21	Zimmer Holdings, Inc.	1,574

		37,725

	Health Care Providers & Services — 1.9%
41	Aetna, Inc.	2,072
28	AmerisourceBergen Corp.	1,463
42	Cardinal Health, Inc.	1,753
35	Cigna Corp.	2,204
17	Coventry Health Care, Inc.	782
10	DaVita HealthCare Partners, Inc. (a)	1,237
101	Express Scripts Holding Co. (a)	5,831
20	Humana, Inc.	1,352
12	Laboratory Corp. of America Holdings (a)	1,038
29	McKesson Corp.	3,107
10	Patterson Cos., Inc.	393
20	Quest Diagnostics, Inc.	1,104
13	Tenet Healthcare Corp. (a)	613
127	UnitedHealth Group, Inc.	7,246

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
38	WellPoint, Inc.	2,488

		32,683

	Health Care Technology — 0.1%
18	Cerner Corp. (a)	1,714

	Life Sciences Tools & Services — 0.4%
43	Agilent Technologies, Inc.	1,799
21	Life Technologies Corp. (a)	1,374
14	PerkinElmer, Inc.	473
44	Thermo Fisher Scientific, Inc.	3,380
11	Waters Corp. (a)	997

		8,023

	Pharmaceuticals — 5.9%
195	AbbVie, Inc.	7,965
16	Actavis, Inc. (a)	1,455
38	Allergan, Inc.	4,242
202	Bristol-Myers Squibb Co.	8,334
123	Eli Lilly & Co.	7,006
29	Forest Laboratories, Inc. (a)	1,101
20	Hospira, Inc. (a)	671
345	Johnson & Johnson	28,162
373	Merck & Co., Inc.	16,519
49	Mylan, Inc. (a)	1,415
11	Perrigo Co.	1,296
888	Pfizer, Inc.	25,638

		103,804

	Total Health Care	216,488

	Industrials — 10.0%
	Aerospace & Defense — 2.4%
84	Boeing Co. (The)	7,220
41	General Dynamics Corp.	2,895
97	Honeywell International, Inc.	7,298
11	L-3 Communications Holdings, Inc.	899
33	Lockheed Martin Corp.	3,193
29	Northrop Grumman Corp.	2,055
18	Precision Castparts Corp.	3,432
40	Raytheon Co.	2,364
17	Rockwell Collins, Inc.	1,065
34	Textron, Inc.	1,000
104	United Technologies Corp.	9,736

		41,157

	Air Freight & Logistics — 0.7%
20	C.H. Robinson Worldwide, Inc.	1,183
26	Expeditors International of Washington, Inc.	911
36	FedEx Corp.	3,549
88	United Parcel Service, Inc., Class B	7,591

		13,234

	Airlines — 0.1%
90	Southwest Airlines Co.	1,213

	Building Products — 0.0% (g)
44	Masco Corp.	892

	Commercial Services & Supplies — 0.6%
29	ADT Corp. (The)	1,404
12	Avery Dennison Corp.	533
13	Cintas Corp.	571
21	Iron Mountain, Inc.	751
25	Pitney Bowes, Inc.	370
37	Republic Services, Inc.	1,212
11	Stericycle, Inc. (a)	1,130
58	Tyco International Ltd., (Switzerland)	1,843
54	Waste Management, Inc.	2,119

		9,933

	Construction & Engineering — 0.2%
20	Fluor Corp.	1,332
16	Jacobs Engineering Group, Inc. (a)	906
26	Quanta Services, Inc. (a)	753

		2,991

	Electrical Equipment — 0.7%
58	Eaton Corp. plc, (Ireland)	3,565
89	Emerson Electric Co.	4,985
17	Rockwell Automation, Inc.	1,492
12	Roper Industries, Inc.	1,556

		11,598

	Industrial Conglomerates — 2.4%
78	3M Co.	8,339
72	Danaher Corp.	4,453
1,285	General Electric Co. (k)	29,707

		42,499

	Machinery — 1.8%
81	Caterpillar, Inc.	7,040
22	Cummins, Inc.	2,527
48	Deere & Co.	4,139
22	Dover Corp.	1,573
6	Flowserve Corp.	997
51	Illinois Tool Works, Inc.	3,127

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
34	Ingersoll-Rand plc, (Ireland)	1,873
13	Joy Global, Inc.	781
44	PACCAR, Inc.	2,208
14	Pall Corp.	939
18	Parker Hannifin Corp.	1,688
25	Pentair Ltd., (Switzerland)	1,344
7	Snap-on, Inc.	596
20	Stanley Black & Decker, Inc.	1,603
23	Xylem, Inc.	634

		31,069

	Professional Services — 0.1%
5	Dun & Bradstreet Corp. (The)	423
15	Equifax, Inc.	857
17	Robert Half International, Inc.	647

		1,927

	Road & Rail — 0.8%
126	CSX Corp.	3,107
39	Norfolk Southern Corp.	2,996
6	Ryder System, Inc.	380
58	Union Pacific Corp.	8,258

		14,741

	Trading Companies & Distributors — 0.2%
33	Fastenal Co.	1,713
7	W.W. Grainger, Inc.	1,662

		3,375

	Total Industrials	174,629

	Information Technology — 17.9%
	Communications Equipment — 1.9%
659	Cisco Systems, Inc.	13,777
10	F5 Networks, Inc. (a)	865
14	Harris Corp.	646
29	JDS Uniphase Corp. (a)	389
64	Juniper Networks, Inc. (a)	1,181
34	Motorola Solutions, Inc.	2,184
212	QUALCOMM, Inc.	14,214

		33,256

	Computers & Peripherals — 4.1%
116	Apple, Inc.	51,363
180	Dell, Inc.	2,586
260	EMC Corp. (a)	6,212
241	Hewlett-Packard Co.	5,752
45	NetApp, Inc. (a)	1,521
30	SanDisk Corp. (a)	1,644
39	Seagate Technology plc, (Ireland)	1,443
27	Western Digital Corp.	1,346

		71,867

	Electronic Equipment, Instruments & Components — 0.4%
20	Amphenol Corp., Class A	1,473
182	Corning, Inc.	2,425
18	FLIR Systems, Inc.	466
23	Jabil Circuit, Inc.	420
17	Molex, Inc.	501
52	TE Connectivity Ltd., (Switzerland)	2,178

		7,463

	Internet Software & Services — 2.2%
22	Akamai Technologies, Inc. (a)	776
144	eBay, Inc. (a)	7,818
33	Google, Inc., Class A (a)	26,200
19	VeriSign, Inc. (a)	891
120	Yahoo!, Inc. (a)	2,818

		38,503

	IT Services — 3.9%
80	Accenture plc, (Ireland), Class A	6,049
60	Automatic Data Processing, Inc.	3,897
37	Cognizant Technology Solutions Corp., Class A (a)	2,857
19	Computer Sciences Corp.	934
36	Fidelity National Information Services, Inc.	1,435
16	Fiserv, Inc. (a)	1,449
129	International Business Machines Corp.	27,613
13	Mastercard, Inc., Class A	7,060
40	Paychex, Inc.	1,403
35	SAIC, Inc.	475
20	Teradata Corp. (a)	1,199
20	Total System Services, Inc.	492
64	Visa, Inc., Class A	10,823
70	Western Union Co. (The)	1,057

		66,743

	Office Electronics — 0.1%
151	Xerox Corp.	1,301

	Semiconductors & Semiconductor Equipment — 2.0%
75	Advanced Micro Devices, Inc. (a)	191
40	Altera Corp.	1,401
38	Analog Devices, Inc.	1,758
148	Applied Materials, Inc.	1,999

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
65	Broadcom Corp., Class A	2,243
7	First Solar, Inc. (a)	200
611	Intel Corp.	13,354
21	KLA-Tencor Corp.	1,083
20	Lam Research Corp. (a)	832
29	Linear Technology Corp.	1,103
68	LSI Corp. (a)	461
24	Microchip Technology, Inc.	887
126	Micron Technology, Inc. (a)	1,260
77	NVIDIA Corp.	990
24	Teradyne, Inc. (a)	381
137	Texas Instruments, Inc.	4,844
32	Xilinx, Inc.	1,234

		34,221

	Software — 3.3%
62	Adobe Systems, Inc. (a)	2,682
28	Autodesk, Inc. (a)	1,145
16	BMC Software, Inc. (a)	753
41	CA, Inc.	1,035
23	Citrix Systems, Inc. (a)	1,662
37	Electronic Arts, Inc. (a)	656
34	Intuit, Inc.	2,260
932	Microsoft Corp.	26,652
456	Oracle Corp.	14,757
24	Red Hat, Inc. (a)	1,207
17	Salesforce.com, Inc. (a)	2,977
85	Symantec Corp. (a)	2,102

		57,888

	Total Information Technology	311,242

	Materials — 3.4%
	Chemicals — 2.4%
26	Air Products & Chemicals, Inc.	2,235
8	Airgas, Inc.	837
8	CF Industries Holdings, Inc.	1,482
149	Dow Chemical Co. (The)	4,739
115	E.I. du Pont de Nemours & Co.	5,676
19	Eastman Chemical Co.	1,329
33	Ecolab, Inc.	2,630
17	FMC Corp.	970
10	International Flavors & Fragrances, Inc.	773
47	LyondellBasell Industries N.V., (Netherlands), Class A	2,970
66	Monsanto Co.	6,994
34	Mosaic Co. (The)	2,038
18	PPG Industries, Inc.	2,364
37	Praxair, Inc.	4,082
11	Sherwin-Williams Co. (The)	1,791
15	Sigma-Aldrich Corp.	1,156

		42,066

	Construction Materials — 0.1%
16	Vulcan Materials Co.	830

	Containers & Packaging — 0.2%
18	Ball Corp.	878
13	Bemis Co., Inc.	514
22	MeadWestvaco Corp.	788
20	Owens-Illinois, Inc. (a)	540
24	Sealed Air Corp.	580

		3,300

	Metals & Mining — 0.6%
132	Alcoa, Inc.	1,126
13	Allegheny Technologies, Inc.	421
19	Cliffs Natural Resources, Inc.	356
117	Freeport-McMoRan Copper & Gold, Inc.	3,884
61	Newmont Mining Corp.	2,571
39	Nucor Corp.	1,811
18	United States Steel Corp.	348

		10,517

	Paper & Forest Products — 0.1%
55	International Paper Co.	2,540

	Total Materials	59,253

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
679	AT&T, Inc.	24,898
77	CenturyLink, Inc.	2,717
123	Frontier Communications Corp.	491
353	Verizon Communications, Inc.	17,359
73	Windstream Corp.	580

		46,045

	Wireless Telecommunication Services — 0.3%
36	Crown Castle International Corp. (a)	2,523
40	MetroPCS Communications, Inc. (a)	431
372	Sprint Nextel Corp. (a)	2,311

		5,265

	Total Telecommunication Services	51,310

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 3.5%
	Electric Utilities — 2.0%
60	American Electric Power Co., Inc.	2,918
87	Duke Energy Corp.	6,321
40	Edison International	2,026
22	Entergy Corp.	1,392
106	Exelon Corp.	3,643
52	FirstEnergy Corp.	2,181
52	NextEra Energy, Inc.	4,069
39	Northeast Utilities	1,688
28	Pepco Holdings, Inc.	608
14	Pinnacle West Capital Corp.	785
72	PPL Corp.	2,255
107	Southern Co. (The)	5,038
60	Xcel Energy, Inc.	1,792

		34,716

	Gas Utilities — 0.1%
15	AGL Resources, Inc.	611
25	ONEOK, Inc.	1,207

		1,818

	Independent Power Producers & Energy Traders — 0.1%
76	AES Corp. (The)	962
40	NRG Energy, Inc.	1,053

		2,015

	Multi-Utilities — 1.3%
30	Ameren Corp.	1,050
53	CenterPoint Energy, Inc.	1,266
33	CMS Energy Corp.	914
36	Consolidated Edison, Inc.	2,209
71	Dominion Resources, Inc.	4,143
21	DTE Energy Co.	1,457
10	Integrys Energy Group, Inc.	564
38	NiSource, Inc.	1,128
54	PG&E Corp.	2,414
63	Public Service Enterprise Group, Inc.	2,147
16	SCANA Corp.	837
28	Sempra Energy	2,235
25	TECO Energy, Inc.	450
28	Wisconsin Energy Corp.	1,214

		22,028

	Total Utilities	60,577

	Total Common Stocks (Cost $680,026)	1,727,560

Short-Term Investment — 0.8%
	Investment Company — 0.8%
13,680	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $13,680)	13,680

	Total Investments — 99.9% (Cost $693,706)	1,741,240
	Other Assets in Excess of Liabilities — 0.1%	1,843

	NET ASSETS — 100.0%	$1,743,083

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
172	E-mini S&P 500	06/21/13	$13,439	$155

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,062,555
Aggregate gross unrealized depreciation	(15,021)

Net unrealized appreciation/depreciation	$1,047,534

Federal income tax cost of investments	$693,706

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,741,240	$—	$—	$1,741,240
Appreciation in Other Financial Instruments
Futures Contracts	$155	$—	$—	$155

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
	Consumer Discretionary — 15.0%
	Auto Components — 0.5%
36	Delphi Automotive plc, (United Kingdom)	1,607
13	TRW Automotive Holdings Corp. (a)	737

		2,344

	Distributors — 0.5%
3	Genuine Parts Co.	226
97	LKQ Corp. (a)	2,120

		2,346

	Diversified Consumer Services — 0.9%
266	Service Corp. International	4,445

	Hotels, Restaurants & Leisure — 2.5%
74	Brinker International, Inc.	2,779
91	Norwegian Cruise Line Holdings Ltd. (a)	2,692
113	Wyndham Worldwide Corp.	7,260

		12,731

	Household Durables — 2.4%
51	Jarden Corp. (a)	2,173
67	Leggett & Platt, Inc.	2,260
359	PulteGroup, Inc. (a)	7,260
4	Tupperware Brands Corp.	335

		12,028

	Internet & Catalog Retail — 1.4%
9	Expedia, Inc.	552
61	Liberty Ventures, Series A, (a)	4,603
9	Netflix, Inc. (a)	1,781

		6,936

	Leisure Equipment & Products — 0.1%
17	Mattel, Inc.	723

	Media — 1.6%
14	AMC Networks, Inc., Class A (a)	865
90	CBS Corp. (Non-Voting), Class B	4,195
54	Cinemark Holdings, Inc.	1,593
32	DISH Network Corp., Class A	1,228

		7,881

	Multiline Retail — 2.0%
20	Dillard’s, Inc., Class A	1,547
18	Dollar Tree, Inc. (a)	872
181	Macy’s, Inc.	7,573

		9,992

	Specialty Retail — 2.7%
42	Foot Locker, Inc.	1,431
76	GameStop Corp., Class A	2,113
84	Gap, Inc. (The)	2,984
24	O’Reilly Automotive, Inc. (a)	2,430
27	Ross Stores, Inc.	1,637
38	TJX Cos., Inc.	1,791
35	Urban Outfitters, Inc. (a)	1,337

		13,723

	Textiles, Apparel & Luxury Goods — 0.4%
6	Carter’s, Inc. (a)	321
32	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,800

		2,121

	Total Consumer Discretionary	75,270

	Consumer Staples — 6.8%
	Beverages — 0.9%
95	Constellation Brands, Inc., Class A (a)	4,502

	Food & Staples Retailing — 0.6%
92	Kroger Co. (The)	3,055

	Food Products — 3.7%
157	Campbell Soup Co.	7,112
90	Ingredion, Inc.	6,502
46	Smithfield Foods, Inc. (a)	1,210
152	Tyson Foods, Inc., Class A	3,773

		18,597

	Tobacco — 1.6%
202	Lorillard, Inc.	8,135

	Total Consumer Staples	34,289

	Energy — 6.6%
	Energy Equipment & Services — 1.6%
8	Baker Hughes, Inc.	380
13	Dresser-Rand Group, Inc. (a)	820
3	Era Group, Inc. (a)	65
17	National Oilwell Varco, Inc.	1,168
56	Oil States International, Inc. (a)	4,597
3	SEACOR Holdings, Inc.	228
19	Unit Corp. (a)	850

		8,108

	Oil, Gas & Consumable Fuels — 5.0%
34	Cimarex Energy Co.	2,591
10	Continental Resources, Inc. (a)	878
77	Energen Corp.	3,984
50	HollyFrontier Corp.	2,547
18	Marathon Petroleum Corp.	1,595
58	Murphy Oil Corp.	3,722
37	Newfield Exploration Co. (a)	834

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
16	Noble Energy, Inc.	1,868
63	Peabody Energy Corp.	1,341
28	Plains Exploration & Production Co. (a)	1,310
34	Tesoro Corp.	1,996
58	Valero Energy Corp.	2,625

		25,291

	Total Energy	33,399

	Financials — 17.8%
	Capital Markets — 1.2%
27	Affiliated Managers Group, Inc. (a)	4,177
137	American Capital Ltd. (a)	1,997

		6,174

	Commercial Banks — 2.3%
12	BankUnited, Inc.	300
18	BOK Financial Corp.	1,103
94	Huntington Bancshares, Inc.	692
200	KeyCorp	1,996
8	M&T Bank Corp.	846
121	Regions Financial Corp.	988
29	Signature Bank (a)	2,307
47	SVB Financial Group (a)	3,320

		11,552

	Consumer Finance — 1.7%
185	Discover Financial Services	8,286

	Diversified Financial Services — 0.3%
42	NASDAQ OMX Group, Inc. (The)	1,352

	Insurance — 4.6%
25	Allied World Assurance Co. Holdings AG, (Switzerland)	2,327
69	American Financial Group, Inc.	3,283
21	Aon plc, (United Kingdom)	1,310
26	Arch Capital Group Ltd., (Bermuda) (a)	1,343
24	Assurant, Inc.	1,069
113	Assured Guaranty Ltd., (Bermuda)	2,337
16	Axis Capital Holdings Ltd., (Bermuda)	670
7	Everest Re Group Ltd., (Bermuda)	948
45	Hartford Financial Services Group, Inc.	1,156
31	Lincoln National Corp.	1,004
41	Principal Financial Group, Inc.	1,399
40	Protective Life Corp.	1,418
14	Torchmark Corp.	834
95	Unum Group	2,684
32	Validus Holdings Ltd., (Bermuda)	1,181

		22,963

	Real Estate Investment Trusts (REITs) — 7.4%
15	American Capital Agency Corp.	498
83	Annaly Capital Management, Inc.	1,311
76	Apartment Investment & Management Co., Class A	2,321
3	AvalonBay Communities, Inc.	355
73	Brandywine Realty Trust	1,080
14	Camden Property Trust	948
24	Chimera Investment Corp.	77
44	CommonWealth REIT	997
49	DDR Corp.	854
54	Digital Realty Trust, Inc.	3,593
42	Douglas Emmett, Inc. (m)	1,055
280	Duke Realty Corp.	4,749
20	Equity Residential	1,079
19	Extra Space Storage, Inc.	734
41	Health Care REIT, Inc.	2,791
144	Hospitality Properties Trust	3,950
96	Host Hotels & Resorts, Inc.	1,676
25	Mack-Cali Realty Corp.	718
38	Post Properties, Inc.	1,780
65	Retail Properties of America, Inc., Class A	965
8	SL Green Realty Corp.	654
33	Taubman Centers, Inc.	2,594
36	Ventas, Inc.	2,663

		37,442

	Real Estate Management & Development — 0.3%
69	St. Joe Co. (The) (a)	1,462

	Total Financials	89,231

	Health Care — 11.1%
	Biotechnology — 2.3%
46	Alexion Pharmaceuticals, Inc. (a)	4,202
36	BioMarin Pharmaceutical, Inc. (a)	2,260
30	Medivation, Inc. (a)	1,417
67	Vertex Pharmaceuticals, Inc. (a)	3,708

		11,587

	Health Care Equipment & Supplies — 2.9%
42	Alere, Inc. (a)	1,059
53	Cooper Cos., Inc. (The)	5,685
94	Hologic, Inc. (a)	2,120
47	Thoratec Corp. (a)	1,763

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
54	Zimmer Holdings, Inc.	4,054

		14,681

	Health Care Providers & Services — 3.9%
117	AmerisourceBergen Corp.	6,004
61	Community Health Systems, Inc.	2,877
79	HCA Holdings, Inc.	3,193
89	Humana, Inc.	6,165
25	Omnicare, Inc.	1,022

		19,261

	Life Sciences Tools & Services — 0.6%
45	Life Technologies Corp. (a)	2,921

	Pharmaceuticals — 1.4%
65	Endo Health Solutions, Inc. (a)	2,000
21	Perrigo Co.	2,493
198	Warner Chilcott plc, (Ireland), Class A	2,683

		7,176

	Total Health Care	55,626

	Industrials — 12.6%
	Aerospace & Defense — 1.6%
17	Alliant Techsystems, Inc.	1,224
86	Huntington Ingalls Industries, Inc.	4,566
28	L-3 Communications Holdings, Inc.	2,274
3	Northrop Grumman Corp.	231

		8,295

	Airlines — 0.6%
24	Copa Holdings S.A., (Panama), Class A	2,859

	Commercial Services & Supplies — 1.3%
289	KAR Auction Services, Inc.	5,781
42	R.R. Donnelley & Sons Co.	511

		6,292

	Construction & Engineering — 2.7%
193	AECOM Technology Corp. (a)	6,321
42	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,608
78	KBR, Inc.	2,509
45	URS Corp.	2,133

		13,571

	Electrical Equipment — 1.2%
30	Babcock & Wilcox Co. (The)	844
47	Hubbell, Inc., Class B	4,549
7	Regal-Beloit Corp.	579

		5,972

	Machinery — 4.3%
48	AGCO Corp.	2,497
10	Gardner Denver, Inc.	721
62	Ingersoll-Rand plc, (Ireland)	3,383
31	Lincoln Electric Holdings, Inc.	1,652
28	Oshkosh Corp. (a)	1,190
67	Parker Hannifin Corp.	6,113
73	Timken Co.	4,113
35	Toro Co. (The)	1,625
7	WABCO Holdings, Inc. (a)	480

		21,774

	Marine — 0.3%
17	Kirby Corp. (a)	1,283

	Professional Services — 0.0% (g)
3	Dun & Bradstreet Corp. (The)	234

	Road & Rail — 0.5%
70	CSX Corp.	1,733
18	Landstar System, Inc.	1,016

		2,749

	Trading Companies & Distributors — 0.1%
19	Air Lease Corp.	545

	Total Industrials	63,574

	Information Technology — 14.8%
	Communications Equipment — 0.7%
226	Brocade Communications Systems, Inc. (a)	1,302
49	Harris Corp.	2,278

		3,580

	Computers & Peripherals — 1.3%
90	Fusion-io, Inc. (a)	1,468
103	Western Digital Corp.	5,199

		6,667

	Electronic Equipment, Instruments & Components — 1.5%
53	Arrow Electronics, Inc. (a)	2,161
101	Avnet, Inc. (a)	3,638
25	Tech Data Corp. (a)	1,122
59	Vishay Intertechnology, Inc. (a)	806

		7,727

	Internet Software & Services — 1.0%
27	LinkedIn Corp., Class A (a)	4,771

	IT Services — 4.2%
44	Alliance Data Systems Corp. (a)	7,050
8	Amdocs Ltd.	297
194	Computer Sciences Corp.	9,568

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
19	DST Systems, Inc.	1,319
42	Fidelity National Information Services, Inc.	1,652
47	Lender Processing Services, Inc.	1,187

		21,073

	Office Electronics — 0.7%
399	Xerox Corp.	3,435

	Semiconductors & Semiconductor Equipment — 2.7%
18	Analog Devices, Inc.	828
166	Applied Materials, Inc.	2,235
23	KLA-Tencor Corp.	1,197
21	Lam Research Corp. (a)	875
188	LSI Corp. (a)	1,277
191	Marvell Technology Group Ltd., (Bermuda)	2,020
148	NVIDIA Corp.	1,897
51	Skyworks Solutions, Inc. (a)	1,121
85	Teradyne, Inc. (a)	1,379
25	Xilinx, Inc.	941

		13,770

	Software — 2.7%
106	Activision Blizzard, Inc.	1,543
10	Autodesk, Inc. (a)	392
207	CA, Inc.	5,207
43	Rovi Corp. (a)	927
185	Symantec Corp. (a)	4,566
27	Synopsys, Inc. (a)	969

		13,604

	Total Information Technology	74,627

	Materials — 4.9%
	Chemicals — 2.6%
23	Axiall Corp.	1,448
17	CF Industries Holdings, Inc.	3,236
32	Huntsman Corp.	599
41	PPG Industries, Inc.	5,432
40	Valspar Corp.	2,490

		13,205

	Containers & Packaging — 0.4%
30	Crown Holdings, Inc. (a)	1,236
7	Greif, Inc., Class A	370
5	Rock Tenn Co., Class A	501

		2,107

	Metals & Mining — 0.9%
39	Cliffs Natural Resources, Inc.	734
11	Nucor Corp.	503
20	Reliance Steel & Aluminum Co.	1,444
14	Royal Gold, Inc.	1,023
48	Steel Dynamics, Inc.	754

		4,458

	Paper & Forest Products — 1.0%
23	Domtar Corp., (Canada)	1,793
67	International Paper Co.	3,116

		4,909

	Total Materials	24,679

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.9%
1,187	Frontier Communications Corp.	4,723

	Wireless Telecommunication Services — 0.8%
33	Crown Castle International Corp. (a)	2,319
22	SBA Communications Corp., Class A (a)	1,592

		3,911

	Total Telecommunication Services	8,634

	Utilities — 5.7%
	Electric Utilities — 0.2%
32	NV Energy, Inc.	643
7	Pinnacle West Capital Corp.	411

		1,054

	Gas Utilities — 0.8%
48	Questar Corp.	1,166
74	UGI Corp.	2,856

		4,022

	Independent Power Producers & Energy Traders — 0.3%
124	AES Corp. (The)	1,557

	Multi-Utilities — 4.4%
36	Alliant Energy Corp.	1,789
51	Ameren Corp.	1,769
154	CenterPoint Energy, Inc.	3,692
67	CMS Energy Corp.	1,883
33	Consolidated Edison, Inc.	2,020
57	DTE Energy Co.	3,909
44	MDU Resources Group, Inc.	1,105
53	Sempra Energy	4,221

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — Continued
95	TECO Energy, Inc.	1,688

		22,076

	Total Utilities	28,709

	Total Common Stocks (Cost $346,698)	488,038

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
	810 U.S. Treasury Note, 0.250%, 11/30/13 (Cost $810)	810

SHARES
Short-Term Investment — 2.8%
	Investment Company — 2.8%
14,229	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $14,229)	14,229

	Total Investments — 100.0% (Cost $361,737)	503,077
	Liabilities in Excess of Other Assets — 0.0% (g)	(105)

	NET ASSETS — 100.0%	$502,972

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
129	S&P Mid Cap 400	06/21/13	$14,848	$394

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,477
Aggregate gross unrealized depreciation	(5,137)

Net unrealized appreciation/depreciation	$141,340

Federal income tax cost of investments	$361,737

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$502,267	$810	$—	$503,077
Appreciation in Other Financial Instruments
Futures Contracts	$394	$—	$—	$394

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 7.2%
2,070	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	28,048
1,197	JPMorgan Global Natural Resources Fund, Select Class Shares	11,958
14,047	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	137,525
5,408	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	81,009

	Total Alternative Assets	258,540

	Fixed Income — 40.5%
26,317	JPMorgan Core Bond Fund, Select Class Shares	315,808
50,993	JPMorgan Core Plus Bond Fund, Select Class Shares	432,417
3,479	JPMorgan Credit Opportunities Fund, Select Class Shares	36,772
2,348	JPMorgan Emerging Markets Debt Fund, Select Class Shares	20,994
2,015	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	20,778
8,219	JPMorgan Floating Rate Income Fund, Select Class Shares	83,098
7,847	JPMorgan Government Bond Fund, Select Class Shares	90,790
16,881	JPMorgan High Yield Fund, Select Class Shares	139,268
10,677	JPMorgan Inflation Managed Bond Fund, Select Class Shares	115,635
9,224	JPMorgan Limited Duration Bond Fund, Select Class Shares	90,860
5,617	JPMorgan Short Duration Bond Fund, Select Class Shares	61,669
3,301	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	39,377

	Total Fixed Income	1,447,466

	International Equity — 6.2%
3,831	JPMorgan Emerging Economies Fund, Select Class Shares	52,721
2,246	JPMorgan Emerging Markets Equity Fund, Select Class Shares	52,999
2,885	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	44,260
2,814	JPMorgan International Equity Index Fund, Select Class Shares	52,092
921	JPMorgan Latin America Fund, Select Class Shares	18,806

	Total International Equity	220,878

	Money Market — 1.1%
39,901	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (l)	39,901

	U.S. Equity — 44.7%
1,966	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	36,570
3,435	JPMorgan Equity Income Fund, Select Class Shares	39,025
9,518	JPMorgan Intrepid America Fund, Select Class Shares	277,076
4,919	JPMorgan Intrepid Growth Fund, Select Class Shares	141,764
5,805	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	110,353
1,778	JPMorgan Large Cap Growth Fund, Select Class Shares	45,293
12,086	JPMorgan Large Cap Value Fund, Select Class Shares	160,256
12,116	JPMorgan Market Expansion Index Fund, Select Class Shares	145,517
2,420	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	36,452
31,503	JPMorgan U.S. Equity Fund, Select Class Shares	390,012
7,165	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	175,963
1,786	JPMorgan Value Advantage Fund, Select Class Shares	42,565

	Total U.S. Equity	1,600,846

	Total Investments — 99.7% (Cost $3,032,015)	3,567,631
	Other Assets in Excess of Liabilities — 0.3%	9,104

	NET ASSETS — 100.0%	$3,576,735

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$550,340
Aggregate gross unrealized depreciation	(14,724)

Net unrealized appreciation/depreciation	$535,616

Federal income tax cost of investments	$3,032,015

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,567,631	$—	$—	$3,567,631

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 7.2%
1,738	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	23,545
992	JPMorgan Global Natural Resources Fund, Select Class Shares	9,907
11,363	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	111,239
6,180	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	92,577

	Total Alternative Assets	237,268

	Fixed Income — 57.1%
29,291	JPMorgan Core Bond Fund, Select Class Shares	351,490
59,809	JPMorgan Core Plus Bond Fund, Select Class Shares	507,184
4,286	JPMorgan Credit Opportunities Fund, Select Class Shares	45,302
2,154	JPMorgan Emerging Markets Debt Fund, Select Class Shares	19,253
1,727	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	17,810
5,992	JPMorgan Floating Rate Income Fund, Select Class Shares	60,581
23,308	JPMorgan Government Bond Fund, Select Class Shares	269,671
10,769	JPMorgan High Yield Fund, Select Class Shares	88,844
12,289	JPMorgan Inflation Managed Bond Fund, Select Class Shares	133,092
19,017	JPMorgan Limited Duration Bond Fund, Select Class Shares	187,313
15,141	JPMorgan Short Duration Bond Fund, Select Class Shares	166,252
3,601	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	42,957

	Total Fixed Income	1,889,749

	International Equity — 3.8%
2,116	JPMorgan Emerging Economies Fund, Select Class Shares	29,117
1,233	JPMorgan Emerging Markets Equity Fund, Select Class Shares	29,100
1,508	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	23,136
1,515	JPMorgan International Equity Index Fund, Select Class Shares	28,042
872	JPMorgan Latin America Fund, Select Class Shares	17,811

	Total International Equity	127,206

	Money Market — 1.7%
57,672	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (l)	57,672

	U.S. Equity — 29.9%
381	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	7,092
4,908	JPMorgan Equity Income Fund, Select Class Shares	55,753
8,465	JPMorgan Intrepid America Fund, Select Class Shares	246,412
3,793	JPMorgan Intrepid Growth Fund, Select Class Shares	109,323
3,114	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	59,195
4,072	JPMorgan Large Cap Value Fund, Select Class Shares	53,996
4,785	JPMorgan Market Expansion Index Fund, Select Class Shares	57,467
867	JPMorgan Mid Cap Growth Fund, Select Class Shares	20,957
2,205	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	33,200
16,483	JPMorgan U.S. Equity Fund, Select Class Shares	204,057
4,257	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	104,557
1,665	JPMorgan Value Advantage Fund, Select Class Shares	39,671

	Total U.S. Equity	991,680

	Total Investments — 99.7% (Cost $2,957,055)	3,303,575
	Other Assets in Excess of Liabilities — 0.3%	9,141

	NET ASSETS — 100.0%	$3,312,716

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,226
Aggregate gross unrealized depreciation	(10,706)

Net unrealized appreciation/depreciation	$346,520

Federal income tax cost of investments	$2,957,055

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,303,575	$—	$—	$3,303,575

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 7.7%
1,236	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	16,750
688	JPMorgan Global Natural Resources Fund, Select Class Shares	6,871
9,744	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	95,396
3,606	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	54,020

	Total Alternative Assets	173,037

	Fixed Income — 23.4%
7,757	JPMorgan Core Bond Fund, Select Class Shares	93,081
19,261	JPMorgan Core Plus Bond Fund, Select Class Shares	163,332
1,953	JPMorgan Credit Opportunities Fund, Select Class Shares	20,640
1,406	JPMorgan Emerging Markets Debt Fund, Select Class Shares	12,573
1,056	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	10,884
5,269	JPMorgan Floating Rate Income Fund, Select Class Shares	53,267
10,888	JPMorgan High Yield Fund, Select Class Shares	89,822
5,534	JPMorgan Inflation Managed Bond Fund, Select Class Shares	59,930
1,580	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	18,852

	Total Fixed Income	522,381

	International Equity — 8.1%
2,771	JPMorgan Emerging Economies Fund, Select Class Shares	38,134
1,585	JPMorgan Emerging Markets Equity Fund, Select Class Shares	37,411
2,361	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	36,212
1,382	JPMorgan International Equity Fund, Select Class Shares	20,318
1,983	JPMorgan International Equity Index Fund, Select Class Shares	36,697
558	JPMorgan Latin America Fund, Select Class Shares	11,401

	Total International Equity	180,173

	Money Market — 1.6%
35,750	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (l)	35,750

	U.S. Equity — 59.1%
586	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	10,894
2,468	JPMorgan Equity Income Fund, Select Class Shares	28,033
9,010	JPMorgan Intrepid America Fund, Select Class Shares	262,267
3,262	JPMorgan Intrepid Growth Fund, Select Class Shares	94,014
2,243	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	42,646
4,872	JPMorgan Large Cap Growth Fund, Select Class Shares	124,083
12,423	JPMorgan Large Cap Value Fund, Select Class Shares	164,724
9,682	JPMorgan Market Expansion Index Fund, Select Class Shares	116,286
484	JPMorgan Mid Cap Growth Fund, Select Class Shares	11,702
1,720	JPMorgan Small Cap Value Fund, Select Class Shares	41,477
1,513	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	22,779
21,554	JPMorgan U.S. Equity Fund, Select Class Shares	266,835
4,613	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	113,302
978	JPMorgan Value Advantage Fund, Select Class Shares	23,298

	Total U.S. Equity	1,322,340

	Total Investments — 99.9% (Cost $1,798,948)	2,233,681
	Other Assets in Excess of Liabilities — 0.1%	3,109

	NET ASSETS — 100.0%	$2,236,790

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)(continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,424
Aggregate gross unrealized depreciation	(8,691)

Net unrealized appreciation/depreciation	$434,733

Federal income tax cost of investments	$1,798,948

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)(continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,233,681	$—	$—	$2,233,681

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 3.1%
960	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a)	13,013
515	JPMorgan Global Natural Resources Fund, Select Class Shares	5,149
2,537	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	24,835
608	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	9,108

	Total Alternative Assets	52,105

	Fixed Income — 7.0%
1,695	JPMorgan Core Plus Bond Fund, Select Class Shares	14,377
660	JPMorgan Credit Opportunities Fund, Select Class Shares	6,978
1,110	JPMorgan Emerging Markets Debt Fund, Select Class Shares	9,920
845	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	8,707
1,432	JPMorgan Floating Rate Income Fund, Select Class Shares	14,480
80	JPMorgan Government Bond Fund, Select Class Shares	930
2,342	JPMorgan High Yield Fund, Select Class Shares	19,321
3,299	JPMorgan Inflation Managed Bond Fund, Select Class Shares	35,725
234	JPMorgan Limited Duration Bond Fund, Select Class Shares	2,306
466	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	5,560

	Total Fixed Income	118,304

	International Equity — 10.1%
2,177	JPMorgan Emerging Economies Fund, Select Class Shares	29,955
1,316	JPMorgan Emerging Markets Equity Fund, Select Class Shares	31,068
2,426	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	37,218
1,729	JPMorgan International Equity Fund, Select Class Shares	25,411
2,118	JPMorgan International Equity Index Fund, Select Class Shares	39,198
360	JPMorgan Latin America Fund, Select Class Shares	7,343

	Total International Equity	170,193

	Money Market — 0.9%
14,818	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (l)	14,818

	U.S. Equity — 78.8%
481	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	8,948
1,472	JPMorgan Equity Income Fund, Select Class Shares	16,726
7,499	JPMorgan Intrepid America Fund, Select Class Shares	218,302
3,497	JPMorgan Intrepid Growth Fund, Select Class Shares	100,789
3,675	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	69,870
5,814	JPMorgan Large Cap Growth Fund, Select Class Shares	148,075
15,436	JPMorgan Large Cap Value Fund, Select Class Shares	204,685
9,086	JPMorgan Market Expansion Index Fund, Select Class Shares	109,120
409	JPMorgan Mid Cap Growth Fund, Select Class Shares	9,882
2,271	JPMorgan Small Cap Value Fund, Select Class Shares	54,770
1,142	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	17,197
21,291	JPMorgan U.S. Equity Fund, Select Class Shares	263,589
3,580	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	87,936
754	JPMorgan Value Advantage Fund, Select Class Shares	17,966

	Total U.S. Equity	1,327,855

	Total Investments — 99.9% (Cost $1,295,425)	1,683,275
	Other Assets in Excess of Liabilities — 0.1%	2,078

	NET ASSETS — 100.0%	$1,685,353

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)(continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392,934
Aggregate gross unrealized depreciation	(5,084)

Net unrealized appreciation/depreciation	$387,850

Federal income tax cost of investments	$1,295,425

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,683,275	$—	$—	$1,683,275

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.6%
	Consumer Discretionary — 19.4%
	Auto Components — 0.4%
521	BorgWarner, Inc. (a)	40,279

	Hotels, Restaurants & Leisure — 1.8%
3,471	Starbucks Corp.	197,710

	Internet & Catalog Retail — 5.2%
1,194	Amazon.com, Inc. (a)	318,200
1,553	Expedia, Inc.	93,202
241	priceline.com, Inc. (a)	166,066

		577,468

	Media — 5.7%
5,847	Comcast Corp., Class A	245,620
1,160	Discovery Communications, Inc., Class A (a)	91,330
892	Liberty Global, Inc., Class A (a)	65,436
479	Time Warner, Inc.	27,583
3,458	Walt Disney Co. (The)	196,397

		626,366

	Specialty Retail — 3.7%
2,223	Gap, Inc. (The)	78,709
4,735	Home Depot, Inc. (The)	330,429

		409,138

	Textiles, Apparel & Luxury Goods — 2.6%
795	Lululemon Athletica, Inc., (Canada) (a)	49,587
3,373	Michael Kors Holdings Ltd., (Hong Kong) (a)	191,537
248	Ralph Lauren Corp.	42,040

		283,164

	Total Consumer Discretionary	2,134,125

	Consumer Staples — 5.4%
	Beverages — 0.3%
747	Monster Beverage Corp. (a)	35,657

	Food & Staples Retailing — 2.8%
1,762	Costco Wholesale Corp.	186,966
1,343	Whole Foods Market, Inc.	116,470

		303,436

	Household Products — 0.8%
744	Colgate-Palmolive Co.	87,850

	Personal Products — 0.7%
1,196	Estee Lauder Cos., Inc. (The), Class A	76,593

	Tobacco — 0.8%
993	Philip Morris International, Inc.	92,080

	Total Consumer Staples	595,616

	Energy — 4.0%
	Energy Equipment & Services — 0.7%
1,448	FMC Technologies, Inc. (a)	78,778

	Oil, Gas & Consumable Fuels — 3.3%
1,591	Cabot Oil & Gas Corp.	107,561
750	Concho Resources, Inc. (a)	73,092
794	Continental Resources, Inc. (a)	69,022
1,198	Marathon Petroleum Corp.	107,377

		357,052

	Total Energy	435,830

	Financials — 3.9%
	Capital Markets — 1.8%
2,601	T. Rowe Price Group, Inc.	194,722

	Diversified Financial Services — 0.1%
210	Moody’s Corp.	11,181

	Real Estate Investment Trusts (REITs) — 2.0%
2,837	American Tower Corp.	218,214

	Total Financials	424,117

	Health Care — 16.8%
	Biotechnology — 11.1%
369	Alexion Pharmaceuticals, Inc. (a)	33,981
2,025	Biogen Idec, Inc. (a)	390,623
1,591	Celgene Corp. (a)	184,378
5,355	Gilead Sciences, Inc. (a)	262,001
1,357	Onyx Pharmaceuticals, Inc. (a)	120,619
1,295	Regeneron Pharmaceuticals, Inc. (a)	228,420

		1,220,022

	Health Care Equipment & Supplies — 1.2%
403	Covidien plc, (Ireland)	27,366
208	Intuitive Surgical, Inc. (a)	102,266

		129,632

	Health Care Providers & Services — 0.8%
1,687	Catamaran Corp. (a)	89,451

	Health Care Technology — 1.4%
1,589	Cerner Corp. (a)	150,520

	Pharmaceuticals — 2.3%
1,671	Allergan, Inc.	186,500
448	Novo Nordisk A/S, (Denmark), ADR	72,401

		258,901

	Total Health Care	1,848,526

	Industrials — 8.0%
	Aerospace & Defense — 1.8%
1,105	Honeywell International, Inc.	83,269

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Aerospace & Defense — Continued
572	Precision Castparts Corp.	108,444

		191,713

	Machinery — 0.9%
402	Caterpillar, Inc.	34,970
586	Cummins, Inc.	67,888

		102,858

	Road & Rail — 4.5%
1,866	J.B. Hunt Transport Services, Inc.	138,950
1,030	Kansas City Southern	114,183
1,728	Union Pacific Corp.	246,013

		499,146

	Trading Companies & Distributors — 0.8%
364	W.W. Grainger, Inc.	81,983

	Total Industrials	875,700

	Information Technology — 30.5%
	Communications Equipment — 1.5%
2,393	QUALCOMM, Inc.	160,191

	Computers & Peripherals — 6.0%
1,345	Apple, Inc.	595,235
2,519	EMC Corp. (a)	60,184

		655,419

	Internet Software & Services — 8.1%
4,052	eBay, Inc. (a)	219,683
560	Google, Inc., Class A (a)	445,034
1,122	LinkedIn Corp., Class A (a)	197,574
584	Rackspace Hosting, Inc. (a)	29,472

		891,763

	IT Services — 8.5%
724	International Business Machines Corp.	154,489
779	MasterCard, Inc., Class A	421,703
1,072	Teradata Corp. (a)	62,705
1,752	Visa, Inc., Class A	297,526

		936,423

	Semiconductors & Semiconductor Equipment — 3.2%
3,661	ARM Holdings plc, (United Kingdom), ADR	155,112
2,937	ASML Holding N.V., (Netherlands)	199,717

		354,829

	Software — 3.2%
484	Citrix Systems, Inc. (a)	34,940
1,749	Intuit, Inc.	114,796
848	Salesforce.com, Inc. (a)	151,558
945	SolarWinds, Inc. (a)	55,850

		357,144

	Total Information Technology	3,355,769

	Materials — 6.6%
	Chemicals — 6.6%
462	CF Industries Holdings, Inc.	87,970
2,118	FMC Corp.	120,790
2,892	LyondellBasell Industries N.V., (Netherlands), Class A	183,022
434	PPG Industries, Inc.	58,090
1,649	Sherwin-Williams Co. (The)	278,415

	Total Materials	728,287

	Total Common Stocks (Cost $9,000,977)	10,397,970

Preferred Stock — 1.0%
	Consumer Staples — 1.0%
	Beverages — 1.0%
2,632	Cia de Bebidas das Americas, (Brazil), ADR (Cost $94,886)	111,400

Short-Term Investment — 4.3%
	Investment Company — 4.3%
476,463	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $476,463)	476,463

	Total Investments — 99.9% (Cost $9,572,326)	10,985,833
	Other Assets in Excess of Liabilities — 0.1%	13,354

	NET ASSETS — 100.0%	$10,999,187

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,507,801
Aggregate gross unrealized depreciation	(94,294)

Net unrealized appreciation/depreciation	$1,413,507

Federal income tax cost of investments	$9,572,326

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,985,833	$—	$—	$10,985,833

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 10.0%
	Auto Components — 1.1%
35	Lear Corp.	1,935
105	TRW Automotive Holdings Corp. (a)	5,760

		7,695

	Automobiles — 0.3%
83	General Motors Co. (a)	2,314

	Hotels, Restaurants & Leisure — 0.8%
155	Royal Caribbean Cruises Ltd.	5,136

	Household Durables — 1.5%
4	NVR, Inc. (a)	3,996
298	PulteGroup, Inc. (a)	6,036

		10,032

	Media — 4.2%
155	CBS Corp. (Non-Voting), Class B	7,220
227	Comcast Corp., Class A	9,553
51	DISH Network Corp., Class A	1,926
21	Time Warner Cable, Inc.	2,013
75	Time Warner, Inc.	4,341
52	Walt Disney Co. (The)	2,935

		27,988

	Multiline Retail — 1.7%
175	Macy’s, Inc.	7,339
64	Target Corp.	4,374

		11,713

	Textiles, Apparel & Luxury Goods — 0.4%
14	PVH Corp.	1,506
8	V.F. Corp.	1,325

		2,831

	Total Consumer Discretionary	67,709

	Consumer Staples — 6.6%
	Beverages — 0.3%
27	PepsiCo, Inc.	2,096

	Food & Staples Retailing — 2.6%
215	CVS Caremark Corp.	11,843
164	Kroger Co. (The)	5,425

		17,268

	Food Products — 1.6%
154	Archer-Daniels-Midland Co.	5,181
42	General Mills, Inc.	2,091
27	Kellogg Co.	1,720
62	Mondelez International, Inc., Class A	1,882

		10,874

	Household Products — 1.7%
62	Energizer Holdings, Inc.	6,202
72	Procter & Gamble Co. (The)	5,565

		11,767

	Tobacco — 0.4%
28	Philip Morris International, Inc.	2,559

	Total Consumer Staples	44,564

	Energy — 15.3%
	Energy Equipment & Services — 0.4%
20	Ensco plc, (United Kingdom), Class A	1,218
46	Halliburton Co.	1,866

		3,084

	Oil, Gas & Consumable Fuels — 14.9%
61	Apache Corp.	4,696
194	Chevron Corp.	23,050
166	ConocoPhillips	9,973
123	Encana Corp., (Canada)	2,386
36	EOG Resources, Inc.	4,636
354	Exxon Mobil Corp.	31,894
87	Marathon Petroleum Corp.	7,759
24	Occidental Petroleum Corp.	1,849
64	Phillips 66	4,485
23	Tesoro Corp.	1,353
176	Valero Energy Corp.	7,986

		100,067

	Total Energy	103,151

	Financials — 25.7%
	Capital Markets — 4.6%
34	Goldman Sachs Group, Inc. (The)	4,952
525	Invesco Ltd.	15,217
177	State Street Corp.	10,447

		30,616

	Commercial Banks — 6.3%
109	Capital Bank Financial Corp. (a)	1,865
93	East West Bancorp, Inc.	2,398
1,232	Huntington Bancshares, Inc.	9,107
191	SunTrust Banks, Inc.	5,507
14	SVB Financial Group (a)	1,007
608	Wells Fargo & Co.	22,490

		42,374

	Diversified Financial Services — 6.0%
1,024	Bank of America Corp.	12,467
637	Citigroup, Inc.	28,200

		40,667

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 7.3%
111	ACE Ltd., (Switzerland)	9,889
40	Aflac, Inc.	2,060
22	Aon plc, (United Kingdom)	1,365
137	Everest Re Group Ltd., (Bermuda)	17,744
53	Hartford Financial Services Group, Inc.	1,357
40	Lincoln National Corp.	1,295
159	MetLife, Inc.	6,061
34	PartnerRe Ltd., (Bermuda)	3,138
95	Prudential Financial, Inc.	5,617
21	XL Group plc, (Ireland)	645

		49,171

	Real Estate Investment Trusts (REITs) — 1.5%
259	CBL & Associates Properties, Inc.	6,110
91	Post Properties, Inc.	4,284

		10,394

	Total Financials	173,222

	Health Care — 14.2%
	Biotechnology — 2.3%
42	Biogen Idec, Inc. (a)	8,025
68	Celgene Corp. (a)	7,895

		15,920

	Health Care Providers & Services — 5.2%
27	Aetna, Inc.	1,380
66	Cigna Corp.	4,091
66	Humana, Inc.	4,537
435	UnitedHealth Group, Inc.	24,875

		34,883

	Life Sciences Tools & Services — 0.5%
15	Mettler-Toledo International, Inc. (a)	3,198
	Pharmaceuticals — 6.2%
133	Johnson & Johnson	10,803
284	Merck & Co., Inc.	12,577
118	Pfizer, Inc.	3,407
171	Valeant Pharmaceuticals International, Inc., (Canada) (a)	12,796
177	Warner Chilcott plc, (Ireland), Class A	2,393

		41,976

	Total Health Care	95,977

	Industrials — 8.1%
	Aerospace & Defense — 2.1%
68	Honeywell International, Inc.	5,153
17	L-3 Communications Holdings, Inc.	1,335
82	United Technologies Corp.	7,619

		14,107

	Commercial Services & Supplies — 1.5%
106	Avery Dennison Corp.	4,544
176	Tyco International Ltd., (Switzerland)	5,641

		10,185

	Construction & Engineering — 1.4%
144	Fluor Corp.	9,561

	Electrical Equipment — 1.0%
115	Emerson Electric Co.	6,399

	Industrial Conglomerates — 0.5%
143	General Electric Co.	3,306

	Machinery — 0.8%
106	PACCAR, Inc.	5,353

	Road & Rail — 0.8%
38	Union Pacific Corp.	5,459

	Total Industrials	54,370

	Information Technology — 12.3%
	Communications Equipment — 4.0%
822	Cisco Systems, Inc.	17,191
152	QUALCOMM, Inc.	10,163

		27,354

	Computers & Peripherals — 0.6%
9	Apple, Inc.	4,050

	Internet Software & Services — 0.8%
7	Google, Inc., Class A (a)	5,193

	IT Services — 2.4%
26	Accenture plc, (Ireland), Class A	1,937
45	Jack Henry & Associates, Inc.	2,066
72	Visa, Inc., Class A	12,279

		16,282

	Semiconductors & Semiconductor Equipment — 2.2%
57	Broadcom Corp., Class A	1,983
239	KLA-Tencor Corp.	12,630

		14,613

	Software — 2.3%
81	Microsoft Corp.	2,317
403	Oracle Corp.	13,026

		15,343

	Total Information Technology	82,835

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Materials — 1.4%
	Chemicals — 0.6%
43	Air Products & Chemicals, Inc.	3,781

	Containers & Packaging — 0.4%
66	Crown Holdings, Inc. (a)	2,730

	Metals & Mining — 0.4%
357	Alcoa, Inc.	3,042

	Total Materials	9,553

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
52	AT&T, Inc.	1,893
53	Verizon Communications, Inc.	2,615

	Total Telecommunication Services	4,508

	Utilities — 4.1%
	Electric Utilities — 3.2%
54	Edison International	2,712
81	NextEra Energy, Inc.	6,326
496	NV Energy, Inc.	9,933
38	OGE Energy Corp.	2,687

		21,658

	Multi-Utilities — 0.9%
72	Sempra Energy	5,780

	Total Utilities	27,438

	Total Common Stocks (Cost $522,095)	663,327

Short-Term Investment — 1.7%
	Investment Company — 1.7%
11,137	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $11,137)	11,137

	Total Investments — 100.1% (Cost $533,232)	674,464
	Liabilities in Excess of Other Assets — (0.1)%	(983)

	NET ASSETS — 100.0%	$673,481

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,683
Aggregate gross unrealized depreciation	(1,451)

Net unrealized appreciation/depreciation	$141,232

Federal income tax cost of investments	$533,232

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$674,464	$—	$—	$674,464

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 13.3%
	Auto Components — 0.2%
19	Dorman Products, Inc.	721
13	Drew Industries, Inc.	474
58	Gentex Corp.	1,166
23	Spartan Motors, Inc.	124
14	Standard Motor Products, Inc.	390
17	Superior Industries International, Inc.	315

		3,190

	Automobiles — 0.1%
42	Thor Industries, Inc.	1,554
21	Winnebago Industries, Inc. (a)	426

		1,980

	Distributors — 0.5%
176	LKQ Corp. (a)	3,819
69	Pool Corp.	3,299
13	VOXX International Corp. (a)	134

		7,252

	Diversified Consumer Services — 1.0%
14	American Public Education, Inc. (a)	500
11	Capella Education Co. (a)	344
38	Career Education Corp. (a)	90
87	Coinstar, Inc. (a)	5,087
61	Corinthian Colleges, Inc. (a)	128
30	DeVry, Inc.	947
50	Hillenbrand, Inc.	1,271
2	ITT Educational Services, Inc. (a)	30
12	Lincoln Educational Services Corp.	72
20	Matthews International Corp., Class A	711
281	Service Corp. International	4,700
15	Universal Technical Institute, Inc.	194

		14,074

	Hotels, Restaurants & Leisure — 2.2%
71	Bally Technologies, Inc. (a)	3,666
1	Biglari Holdings, Inc. (a)	383
21	Bob Evans Farms, Inc.	906
38	Boyd Gaming Corp. (a)	317
163	Brinker International, Inc.	6,132
14	CEC Entertainment, Inc.	471
21	Cheesecake Factory, Inc. (The)	815
57	Cracker Barrel Old Country Store, Inc.	4,619
1	DineEquity, Inc.	98
21	International Speedway Corp., Class A	684
28	Interval Leisure Group, Inc.	616
9	Life Time Fitness, Inc. (a)	369
14	Marcus Corp.	178
53	Marriott Vacations Worldwide Corp. (a)	2,288
6	Monarch Casino & Resort, Inc. (a)	58
19	Multimedia Games Holding Co., Inc. (a)	396
18	Panera Bread Co., Class A (a)	3,016
13	Papa John’s International, Inc. (a)	813
45	Pinnacle Entertainment, Inc. (a)	653
9	Red Robin Gourmet Burgers, Inc. (a)	398
46	Ruby Tuesday, Inc. (a)	339
25	Ruth’s Hospitality Group, Inc. (a)	238
48	Scientific Games Corp., Class A (a)	420
40	SHFL Entertainment, Inc. (a)	661
42	Sonic Corp. (a)	546
104	Texas Roadhouse, Inc.	2,093
77	Wendy’s Co. (The)	434
5	WMS Industries, Inc. (a)	134

		31,741

	Household Durables — 2.0%
28	American Greetings Corp., Class A	455
8	Blyth, Inc.	132
18	Ethan Allen Interiors, Inc.	600
23	Helen of Troy Ltd., (Bermuda) (a)	870
19	iRobot Corp. (a)	489
152	Jarden Corp. (a)	6,511
37	La-Z-Boy, Inc.	698
13	M/I Homes, Inc. (a)	320
79	MDC Holdings, Inc.	2,905
20	Mohawk Industries, Inc. (a)	2,230
6	NVR, Inc. (a)	6,037
116	Ryland Group, Inc. (The)	4,829
20	Toll Brothers, Inc. (a)	672
32	Tupperware Brands Corp.	2,604
7	Universal Electronics, Inc. (a)	152

		29,504

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a)	339
20	Nutrisystem, Inc.	173
16	PetMed Express, Inc.	211

		723

	Leisure Equipment & Products — 0.6%
9	Arctic Cat, Inc. (a)	398
46	Callaway Golf Co.	307
19	JAKKS Pacific, Inc.	198
39	Polaris Industries, Inc.	3,577

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Leisure Equipment & Products — Continued
75	Sturm Ruger & Co., Inc.	3,798

		8,278

	Media — 0.8%
42	AMC Networks, Inc., Class A (a)	2,673
12	Arbitron, Inc.	571
56	Cinemark Holdings, Inc.	1,635
19	Digital Generation, Inc. (a)	124
22	E.W. Scripps Co., Class A (a)	265
31	Harte-Hanks, Inc.	243
3	John Wiley & Sons, Inc., Class A	123
38	Live Nation Entertainment, Inc. (a)	472
9	Meredith Corp.	335
18	Scholastic Corp.	479
149	Valassis Communications, Inc.	4,461

		11,381

	Multiline Retail — 0.2%
42	Big Lots, Inc. (a)	1,475
27	Fred’s, Inc., Class A	371
30	Tuesday Morning Corp. (a)	231

		2,077

	Specialty Retail — 4.2%
31	Aaron’s, Inc.	884
23	Advance Auto Parts, Inc.	1,941
9	Aeropostale, Inc. (a)	121
279	American Eagle Outfitters, Inc.	5,213
121	ANN, Inc. (a)	3,512
100	Ascena Retail Group, Inc. (a)	1,853
29	Barnes & Noble, Inc. (a)	481
22	Big 5 Sporting Goods Corp.	337
31	Brown Shoe Co., Inc.	491
31	Buckle, Inc. (The)	1,435
10	Cabela’s, Inc. (a)	593
22	Cato Corp. (The), Class A	533
277	Chico’s FAS, Inc.	4,647
6	Children’s Place Retail Stores, Inc. (The) (a)	288
25	Christopher & Banks Corp. (a)	163
8	Coldwater Creek, Inc. (a)	27
58	Dick’s Sporting Goods, Inc.	2,754
210	Foot Locker, Inc.	7,186
4	Genesco, Inc. (a)	214
17	Group 1 Automotive, Inc.	1,000
17	Guess?, Inc.	430
13	Haverty Furniture Cos., Inc.	258
46	Hibbett Sports, Inc. (a)	2,611
30	Hot Topic, Inc.	417
10	Kirkland’s, Inc. (a)	115
15	Lithia Motors, Inc., Class A	732
71	Lumber Liquidators Holdings, Inc. (a)	4,982
15	MarineMax, Inc. (a)	209
9	Men’s Wearhouse, Inc. (The)	307
503	Office Depot, Inc. (a)	1,978
61	OfficeMax, Inc.	705
36	Pep Boys-Manny Moe & Jack (The) (a)	424
45	Rent-A-Center, Inc.	1,646
11	rue21, Inc. (a)	328
120	Select Comfort Corp. (a)	2,376
16	Signet Jewelers Ltd., (Bermuda)	1,079
13	Sonic Automotive, Inc., Class A	297
22	Stage Stores, Inc.	573
18	Stein Mart, Inc.	151
17	Tractor Supply Co.	1,753
12	Vitamin Shoppe, Inc. (a)	578
105	Williams-Sonoma, Inc.	5,414
19	Zale Corp. (a)	77

		61,113

	Textiles, Apparel & Luxury Goods — 1.4%
89	Carter’s, Inc. (a)	5,069
89	Crocs, Inc. (a)	1,317
149	Hanesbrands, Inc. (a)	6,796
18	Iconix Brand Group, Inc. (a)	454
19	K-Swiss, Inc., Class A (a)	92
17	Maidenform Brands, Inc. (a)	289
13	Movado Group, Inc.	419
10	Oxford Industries, Inc.	525
8	Perry Ellis International, Inc.	147
28	Skechers U.S.A., Inc., Class A (a)	593
38	Steven Madden Ltd. (a)	1,637
18	True Religion Apparel, Inc.	468
43	Under Armour, Inc., Class A (a)	2,213

		20,019

	Total Consumer Discretionary	191,332

	Consumer Staples — 3.6%
	Beverages — 0.1%
7	Boston Beer Co., Inc. (The), Class A (a)	1,046

	Food & Staples Retailing — 0.4%
13	Andersons, Inc. (The)	697

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food & Staples Retailing — Continued
16	Casey’s General Stores, Inc.	930
9	Harris Teeter Supermarkets, Inc.	390
9	Nash Finch Co.	170
1,349	Rite Aid Corp. (a)	2,562
15	Spartan Stores, Inc.	267
146	SUPERVALU, Inc.	736

		5,752

	Food Products — 2.2%
8	B&G Foods, Inc.	249
8	Calavo Growers, Inc.	240
10	Cal-Maine Foods, Inc.	432
45	Darling International, Inc. (a)	800
15	Diamond Foods, Inc. (a)	258
60	Flowers Foods, Inc.	1,983
101	Green Mountain Coffee Roasters, Inc. (a)	5,745
25	Hain Celestial Group, Inc. (The) (a)	1,548
74	Hillshire Brands Co.	2,608
65	Ingredion, Inc.	4,698
10	J&J Snack Foods Corp.	776
12	Lancaster Colony Corp.	902
18	Post Holdings, Inc. (a)	752
65	Sanderson Farms, Inc.	3,524
6	Seneca Foods Corp., Class A (a)	200
247	Smithfield Foods, Inc. (a)	6,549
33	Snyders-Lance, Inc.	843
19	Tootsie Roll Industries, Inc.	570

		32,677

	Household Products — 0.7%
35	Central Garden & Pet Co., Class A (a)	285
87	Church & Dwight Co., Inc.	5,628
38	Energizer Holdings, Inc.	3,793
12	WD-40 Co.	647

		10,353

	Personal Products — 0.1%
11	Inter Parfums, Inc.	259
10	Medifast, Inc. (a)	225
36	Prestige Brands Holdings, Inc. (a)	924

		1,408

	Tobacco — 0.1%
60	Alliance One International, Inc. (a)	235
17	Universal Corp.	943

		1,178

	Total Consumer Staples	52,414

	Energy — 5.2%
	Energy Equipment & Services — 3.1%
30	Atwood Oceanics, Inc. (a)	1,558
22	Basic Energy Services, Inc. (a)	301
72	Bristow Group, Inc.	4,736
32	C&J Energy Services, Inc. (a)	732
16	Dril-Quip, Inc. (a)	1,351
15	Era Group, Inc. (a)	312
11	Exterran Holdings, Inc. (a)	296
29	Geospace Technologies Corp. (a)	3,097
10	Gulf Island Fabrication, Inc.	204
109	Helix Energy Solutions Group, Inc. (a)	2,484
53	Hornbeck Offshore Services, Inc. (a)	2,468
95	ION Geophysical Corp. (a)	646
7	Lufkin Industries, Inc.	460
14	Matrix Service Co. (a)	214
67	Oceaneering International, Inc.	4,428
84	Oil States International, Inc. (a)	6,841
72	Patterson-UTI Energy, Inc.	1,722
43	Pioneer Energy Services Corp. (a)	352
7	SEACOR Holdings, Inc.	551
140	Superior Energy Services, Inc. (a)	3,646
54	TETRA Technologies, Inc. (a)	554
110	Tidewater, Inc.	5,530
67	Unit Corp. (a)	3,067

		45,550

	Oil, Gas & Consumable Fuels — 2.1%
32	Bill Barrett Corp. (a)	648
26	Carrizo Oil & Gas, Inc. (a)	671
9	Cimarex Energy Co.	645
14	Cloud Peak Energy, Inc. (a)	266
34	Comstock Resources, Inc. (a)	560
10	Contango Oil & Gas Co.	384
231	HollyFrontier Corp.	11,888
32	Penn Virginia Corp.	130
40	PetroQuest Energy, Inc. (a)	178
93	Plains Exploration & Production Co. (a)	4,434
83	Quicksilver Resources, Inc. (a)	186
106	Rosetta Resources, Inc. (a)	5,032
29	SM Energy Co.	1,718
90	Stone Energy Corp. (a)	1,959
36	World Fuel Services Corp.	1,441

		30,140

	Total Energy	75,690

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Financials — 21.3%
	Capital Markets — 2.0%
47	Affiliated Managers Group, Inc. (a)	7,216
412	Apollo Investment Corp.	3,444
14	Calamos Asset Management, Inc., Class A	162
37	Eaton Vance Corp.	1,548
81	Federated Investors, Inc., Class B	1,911
22	HFF, Inc., Class A	430
29	Investment Technology Group, Inc. (a)	322
11	Piper Jaffray Cos. (a)	364
429	Prospect Capital Corp.	4,682
63	Raymond James Financial, Inc.	2,908
74	SEI Investments Co.	2,122
6	Stifel Financial Corp. (a)	198
20	SWS Group, Inc. (a)	122
6	Virtus Investment Partners, Inc. (a)	1,105
61	Waddell & Reed Financial, Inc., Class A	2,663

		29,197

	Commercial Banks — 4.3%
240	Associated Banc-Corp.	3,650
79	BancorpSouth, Inc.	1,288
48	Bank of Hawaii Corp.	2,431
20	Bank of the Ozarks, Inc.	890
12	Banner Corp.	392
56	BBCN Bancorp, Inc.	728
56	Boston Private Financial Holdings, Inc.	556
58	Cathay General Bancorp	1,176
11	City Holding Co.	424
16	City National Corp.	958
28	Columbia Banking System, Inc.	623
3	Commerce Bancshares, Inc.	110
30	Community Bank System, Inc.	900
12	Cullen/Frost Bankers, Inc.	731
62	CVB Financial Corp.	703
245	East West Bancorp, Inc.	6,293
12	First Bancorp (a)	74
75	First Commonwealth Financial Corp.	556
40	First Financial Bancorp	649
22	First Financial Bankshares, Inc.	1,081
53	First Midwest Bancorp, Inc.	699
211	First Niagara Financial Group, Inc.	1,874
258	FirstMerit Corp.	4,267
43	FNB Corp.	521
322	Fulton Financial Corp.	3,773
51	Glacier Bancorp, Inc.	964
22	Hanmi Financial Corp. (a)	352
15	Home BancShares, Inc.	579
15	Independent Bank Corp.	485
37	International Bancshares Corp.	773
40	MB Financial, Inc.	956
51	National Penn Bancshares, Inc.	542
26	NBT Bancorp, Inc.	567
15	Old National Bancorp	200
24	PacWest Bancorp	699
25	Pinnacle Financial Partners, Inc. (a)	578
18	PrivateBancorp, Inc.	333
32	Prosperity Bancshares, Inc.	1,501
20	S&T Bancorp, Inc.	369
12	Simmons First National Corp., Class A	301
21	Sterling Bancorp	217
184	Susquehanna Bancshares, Inc.	2,291
96	Texas Capital Bancshares, Inc. (a)	3,864
8	Tompkins Financial Corp.	327
58	Trustmark Corp.	1,443
18	UMB Financial Corp.	883
129	Umpqua Holdings Corp.	1,714
13	United Bankshares, Inc.	340
13	United Community Banks, Inc. (a)	151
169	Webster Financial Corp.	4,099
12	Westamerica Bancorp	565
43	Wilshire Bancorp, Inc. (a)	294
19	Wintrust Financial Corp.	719

		61,453

	Consumer Finance — 0.4%
39	Cash America International, Inc.	2,065
15	Encore Capital Group, Inc. (a)	454
40	Ezcorp, Inc., Class A (a)	845
6	First Cash Financial Services, Inc. (a)	345
12	Portfolio Recovery Associates, Inc. (a)	1,462
10	World Acceptance Corp. (a)	881

		6,052

	Diversified Financial Services — 0.4%
4	CBOE Holdings, Inc.	142
32	Interactive Brokers Group, Inc., Class A	479
74	Leucadia National Corp.	2,027
69	MSCI, Inc. (a)	2,333

		4,981

	Insurance — 4.4%
7	Alleghany Corp. (a)	2,915

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
62	American Financial Group, Inc.	2,955
13	AMERISAFE, Inc.	452
116	Aspen Insurance Holdings Ltd., (Bermuda)	4,469
64	Brown & Brown, Inc.	2,058
15	eHealth, Inc. (a)	276
29	Employers Holdings, Inc.	675
68	Everest Re Group Ltd., (Bermuda)	8,813
245	Fidelity National Financial, Inc., Class A	6,194
215	First American Financial Corp.	5,489
9	Hanover Insurance Group, Inc. (The)	424
152	HCC Insurance Holdings, Inc.	6,406
28	Horace Mann Educators Corp.	585
9	Infinity Property & Casualty Corp.	503
35	Kemper Corp.	1,156
37	Meadowbrook Insurance Group, Inc.	264
31	National Financial Partners Corp. (a)	704
9	Navigators Group, Inc. (The) (a)	519
31	Primerica, Inc.	1,029
14	ProAssurance Corp.	683
168	Protective Life Corp.	6,025
86	Reinsurance Group of America, Inc.	5,129
4	RLI Corp.	256
11	Safety Insurance Group, Inc.	520
39	Selective Insurance Group, Inc.	941
7	StanCorp Financial Group, Inc.	296
14	Stewart Information Services Corp.	350
31	Tower Group International Ltd., (Bermuda)	574
15	United Fire Group, Inc.	373
65	W.R. Berkley Corp.	2,874

		63,907

	Real Estate Investment Trusts (REITs) — 8.9%
31	Acadia Realty Trust	870
44	Alexandria Real Estate Equities, Inc.	3,148
73	American Campus Communities, Inc.	3,331
110	BioMed Realty Trust, Inc.	2,379
55	BRE Properties, Inc.	2,691
57	Camden Property Trust	3,939
50	Cedar Realty Trust, Inc.	308
63	Colonial Properties Trust	1,421
52	Corporate Office Properties Trust	1,391
54	Corrections Corp. of America	2,127
72	Cousins Properties, Inc.	775
134	DiamondRock Hospitality Co.	1,250
224	Duke Realty Corp.	3,809
20	EastGroup Properties, Inc.	1,173
33	EPR Properties	1,739
43	Equity One, Inc.	1,037
25	Essex Property Trust, Inc.	3,792
74	Extra Space Storage, Inc.	2,913
46	Federal Realty Investment Trust	4,930
52	Franklin Street Properties Corp.	754
83	GEO Group, Inc. (The)	3,119
19	Getty Realty Corp.	378
27	Government Properties Income Trust	706
55	Healthcare Realty Trust, Inc.	1,561
53	Highwoods Properties, Inc.	2,106
35	Home Properties, Inc.	2,236
88	Hospitality Properties Trust	2,421
55	Inland Real Estate Corp.	559
52	Kilroy Realty Corp.	2,744
44	Kite Realty Group Trust	298
62	LaSalle Hotel Properties	1,582
72	Lexington Realty Trust	845
83	Liberty Property Trust	3,315
22	LTC Properties, Inc.	887
97	Macerich Co. (The)	6,239
63	Mack-Cali Realty Corp.	1,797
97	Medical Properties Trust, Inc.	1,554
29	Mid-America Apartment Communities, Inc.	2,025
77	National Retail Properties, Inc.	2,768
76	Omega Healthcare Investors, Inc.	2,297
15	Parkway Properties, Inc.	285
41	Pennsylvania Real Estate Investment Trust	800
38	Post Properties, Inc.	1,808
29	Potlatch Corp.	1,321
13	PS Business Parks, Inc.	1,038
87	Rayonier, Inc.	5,178
123	Realty Income Corp.	5,597
64	Regency Centers Corp.	3,383
26	Sabra Health Care REIT, Inc.	747
8	Saul Centers, Inc.	371
133	Senior Housing Properties Trust	3,568
64	SL Green Realty Corp.	5,518
22	Sovran Self Storage, Inc.	1,398
66	Tanger Factory Outlet Centers	2,395
42	Taubman Centers, Inc.	3,261

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
179	UDR, Inc.	4,329
9	Universal Health Realty Income Trust	505
17	Urstadt Biddle Properties, Inc., Class A	361
87	Weingarten Realty Investors	2,731

		127,808

	Real Estate Management & Development — 0.3%
30	Alexander & Baldwin, Inc. (a)	1,077
24	Forestar Group, Inc. (a)	534
31	Jones Lang LaSalle, Inc.	3,105

		4,716

	Thrifts & Mortgage Finance — 0.6%
46	Astoria Financial Corp.	455
31	Bank Mutual Corp.	169
49	Brookline Bancorp, Inc.	447
20	Dime Community Bancshares, Inc.	284
268	New York Community Bancorp, Inc.	3,839
69	Northwest Bancshares, Inc.	871
40	Oritani Financial Corp.	622
38	Provident Financial Services, Inc.	584
64	TrustCo Bank Corp. NY	359
24	ViewPoint Financial Group, Inc.	473
66	Washington Federal, Inc.	1,160

		9,263

	Total Financials	307,377

	Health Care — 9.8%
	Biotechnology — 2.1%
29	Acorda Therapeutics, Inc. (a)	926
44	ArQule, Inc. (a)	115
72	Cubist Pharmaceuticals, Inc. (a)	3,377
18	Emergent Biosolutions, Inc. (a)	249
31	Momenta Pharmaceuticals, Inc. (a)	410
52	Regeneron Pharmaceuticals, Inc. (a)	9,180
37	Spectrum Pharmaceuticals, Inc.	279
96	United Therapeutics Corp. (a)	5,872
177	Vertex Pharmaceuticals, Inc. (a)	9,732

		30,140

	Health Care Equipment & Supplies — 2.7%
16	Abaxis, Inc.	746
26	ABIOMED, Inc. (a)	486
9	Analogic Corp.	689
15	Cantel Medical Corp.	436
20	CONMED Corp.	670
24	Cooper Cos., Inc. (The)	2,608
19	CryoLife, Inc.	115
16	Greatbatch, Inc. (a)	485
145	Hill-Rom Holdings, Inc.	5,090
153	Hologic, Inc. (a)	3,463
9	ICU Medical, Inc. (a)	523
40	IDEXX Laboratories, Inc. (a)	3,715
22	Invacare Corp.	287
14	Masimo Corp.	272
31	Meridian Bioscience, Inc.	698
30	Merit Medical Systems, Inc. (a)	368
19	Natus Medical, Inc. (a)	249
18	Neogen Corp. (a)	869
30	NuVasive, Inc. (a)	646
13	Palomar Medical Technologies, Inc. (a)	179
179	ResMed, Inc.	8,304
81	STERIS Corp.	3,384
9	SurModics, Inc. (a)	240
24	Symmetry Medical, Inc. (a)	279
38	Teleflex, Inc.	3,175
27	Thoratec Corp. (a)	1,023

		38,999

	Health Care Providers & Services — 3.2%
6	Almost Family, Inc.	116
22	Amedisys, Inc. (a)	240
28	AMN Healthcare Services, Inc. (a)	439
23	AmSurg Corp. (a)	762
18	Bio-Reference Labs, Inc. (a)	458
22	Centene Corp. (a)	990
5	Chemed Corp.	416
189	Community Health Systems, Inc.	8,964
5	Corvel Corp. (a)	229
21	Cross Country Healthcare, Inc. (a)	111
12	Ensign Group, Inc. (The)	387
21	Gentiva Health Services, Inc. (a)	228
26	Hanger, Inc. (a)	815
102	Health Management Associates, Inc., Class A (a)	1,307
184	Health Net, Inc. (a)	5,262
23	Healthways, Inc. (a)	282
63	Henry Schein, Inc. (a)	5,848
12	IPC The Hospitalist Co., Inc. (a)	537
37	Kindred Healthcare, Inc. (a)	390
6	Landauer, Inc.	366
11	LHC Group, Inc. (a)	232
20	Magellan Health Services, Inc. (a)	955

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
27	MEDNAX, Inc. (a)	2,450
24	Molina Healthcare, Inc. (a)	738
9	MWI Veterinary Supply, Inc. (a)	1,200
180	Omnicare, Inc.	7,329
58	Owens & Minor, Inc.	1,884
20	PharMerica Corp. (a)	285
33	Universal Health Services, Inc., Class B	2,085
68	VCA Antech, Inc. (a)	1,608

		46,913

	Health Care Technology — 0.2%
62	Allscripts Healthcare Solutions, Inc. (a)	842
8	Computer Programs & Systems, Inc.	419
14	HealthStream, Inc. (a)	316
16	Medidata Solutions, Inc. (a)	901
23	Omnicell, Inc. (a)	433

		2,911

	Life Sciences Tools & Services — 0.9%
50	Affymetrix, Inc. (a)	238
26	Cambrex Corp. (a)	336
63	Charles River Laboratories International, Inc. (a)	2,767
25	Covance, Inc. (a)	1,867
22	Enzo Biochem, Inc. (a)	56
26	Luminex Corp. (a)	436
5	Mettler-Toledo International, Inc. (a)	1,167
130	PAREXEL International Corp. (a)	5,153
8	Techne Corp.	539

		12,559

	Pharmaceuticals — 0.7%
153	Endo Health Solutions, Inc. (a)	4,718
7	Hi-Tech Pharmacal Co., Inc.	247
123	Questcor Pharmaceuticals, Inc.	3,991
29	Salix Pharmaceuticals Ltd. (a)	1,464

		10,420

	Total Health Care	141,942

	Industrials — 16.3%
	Aerospace & Defense — 1.5%
28	AAR Corp.	513
13	Aerovironment, Inc. (a)	236
73	Alliant Techsystems, Inc.	5,306
6	American Science & Engineering, Inc.	386
75	B/E Aerospace, Inc. (a)	4,536
12	Cubic Corp.	496
12	Engility Holdings, Inc. (a)	277
14	Esterline Technologies Corp. (a)	1,084
55	Exelis, Inc.	600
41	GenCorp, Inc. (a)	545
76	Huntington Ingalls Industries, Inc.	4,029
23	Moog, Inc., Class A (a)	1,039
4	National Presto Industries, Inc.	303
43	Orbital Sciences Corp. (a)	725
26	Triumph Group, Inc.	2,041

		22,116

	Air Freight & Logistics — 0.1%
20	Forward Air Corp.	759
10	Hub Group, Inc., Class A (a)	375

		1,134

	Airlines — 1.2%
134	Alaska Air Group, Inc. (a)	8,588
34	Allegiant Travel Co.	2,985
741	JetBlue Airways Corp. (a)	5,114
36	SkyWest, Inc.	585

		17,272

	Building Products — 0.7%
70	A.O. Smith Corp.	5,146
12	AAON, Inc.	345
20	Apogee Enterprises, Inc.	584
14	Gibraltar Industries, Inc. (a)	248
32	Griffon Corp.	379
38	Lennox International, Inc.	2,429
20	NCI Building Systems, Inc. (a)	340
26	Quanex Building Products Corp.	412
14	Universal Forest Products, Inc.	541

		10,424

	Commercial Services & Supplies — 1.3%
33	ABM Industries, Inc.	731
5	Brink’s Co. (The)	134
7	Consolidated Graphics, Inc. (a)	283
39	Copart, Inc. (a)	1,333
39	Deluxe Corp.	1,595
13	G&K Services, Inc., Class A	609
12	Healthcare Services Group, Inc.	309
12	Herman Miller, Inc.	339
22	HNI Corp.	769
41	Interface, Inc.	797
22	Mine Safety Appliances Co.	1,101
25	Mobile Mini, Inc. (a)	745
412	R.R. Donnelley & Sons Co.	4,964

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
29	Rollins, Inc.	721
57	Tetra Tech, Inc. (a)	1,731
11	UniFirst Corp.	1,017
24	United Stationers, Inc.	926
14	Viad Corp.	383

		18,487

	Construction & Engineering — 1.5%
206	AECOM Technology Corp. (a)	6,749
28	Aegion Corp. (a)	645
26	Comfort Systems USA, Inc.	365
25	Dycom Industries, Inc. (a)	496
101	EMCOR Group, Inc.	4,271
28	Granite Construction, Inc.	879
67	KBR, Inc.	2,141
19	Orion Marine Group, Inc. (a)	189
135	URS Corp.	6,393

		22,128

	Electrical Equipment — 1.9%
117	AMETEK, Inc.	5,060
18	AZZ, Inc.	868
24	Belden, Inc.	1,215
68	Brady Corp., Class A	2,265
13	Encore Wire Corp.	463
99	EnerSys, Inc. (a)	4,518
27	Franklin Electric Co., Inc.	906
148	General Cable Corp. (a)	5,407
31	Hubbell, Inc., Class B	3,018
10	II-VI, Inc. (a)	178
6	Powell Industries, Inc. (a)	316
41	Regal-Beloit Corp.	3,380
16	Vicor Corp. (a)	78

		27,672

	Industrial Conglomerates — 0.5%
103	Carlisle Cos., Inc.	6,957

	Machinery — 4.8%
49	Actuant Corp., Class A	1,493
133	AGCO Corp.	6,949
20	Albany International Corp., Class A	567
15	Astec Industries, Inc.	513
90	Barnes Group, Inc.	2,604
36	Briggs & Stratton Corp.	885
6	Cascade Corp.	410
12	CIRCOR International, Inc.	514
80	Crane Co.	4,459
14	EnPro Industries, Inc. (a)	729
20	ESCO Technologies, Inc.	811
43	Federal Signal Corp. (a)	353
27	Gardner Denver, Inc.	2,030
45	IDEX Corp.	2,414
149	ITT Corp.	4,234
20	John Bean Technologies Corp.	410
36	Lincoln Electric Holdings, Inc.	1,938
9	Lindsay Corp.	781
11	Lydall, Inc. (a)	174
44	Mueller Industries, Inc.	2,371
29	Nordson Corp.	1,928
74	Oshkosh Corp. (a)	3,163
14	SPX Corp.	1,137
9	Standex International Corp.	497
13	Tennant Co.	653
201	Terex Corp. (a)	6,918
40	Timken Co.	2,266
35	Titan International, Inc.	728
148	Trinity Industries, Inc.	6,699
38	Valmont Industries, Inc.	5,944
38	Wabtec Corp.	3,912
7	Watts Water Technologies, Inc., Class A	360

		68,844

	Marine — 0.1%
64	Matson, Inc.	1,565

	Professional Services — 0.7%
9	CDI Corp.	150
39	Corporate Executive Board Co. (The)	2,249
21	Dolan Co. (The) (a)	51
10	Exponent, Inc.	518
5	FTI Consulting, Inc. (a)	195
12	Heidrick & Struggles International, Inc.	182
17	Insperity, Inc.	472
21	Kelly Services, Inc., Class A	386
34	Korn/Ferry International (a)	611
43	Manpower, Inc.	2,466
36	Navigant Consulting, Inc. (a)	471
32	Resources Connection, Inc.	411
31	Towers Watson & Co., Class A	2,136
29	TrueBlue, Inc. (a)	610

		10,908

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — 1.4%
18	Arkansas Best Corp.	208
173	Avis Budget Group, Inc. (a)	4,803
30	Con-way, Inc.	1,053
40	Heartland Express, Inc.	535
75	J.B. Hunt Transport Services, Inc.	5,553
40	Kansas City Southern	4,410
31	Landstar System, Inc.	1,785
39	Old Dominion Freight Line, Inc. (a)	1,486

		19,833

	Trading Companies & Distributors — 0.6%
18	Kaman Corp.	653
25	MSC Industrial Direct Co., Inc., Class A	2,128
54	United Rentals, Inc. (a)	2,970
35	Watsco, Inc.	2,980

		8,731

	Total Industrials	236,071

	Information Technology — 15.6%
	Communications Equipment — 1.2%
206	Arris Group, Inc. (a)	3,543
8	Bel Fuse, Inc., Class B	122
12	Black Box Corp.	272
33	Ciena Corp. (a)	521
14	Comtech Telecommunications Corp.	339
17	Digi International, Inc. (a)	152
82	Harmonic, Inc. (a)	476
31	InterDigital, Inc.	1,462
38	Ixia (a)	824
14	NETGEAR, Inc. (a)	481
14	Oplink Communications, Inc. (a)	230
13	PC-Tel, Inc.	93
82	Plantronics, Inc.	3,618
376	Polycom, Inc. (a)	4,164
14	Procera Networks, Inc. (a)	165
63	Riverbed Technology, Inc. (a)	942
30	Symmetricom, Inc. (a)	135

		17,539

	Computers & Peripherals — 0.4%
38	3D Systems Corp. (a)	1,227
21	Avid Technology, Inc. (a)	129
38	Diebold, Inc.	1,151
33	Electronics for Imaging, Inc. (a)	844
35	Intermec, Inc. (a)	345
16	Intevac, Inc. (a)	75
62	Lexmark International, Inc., Class A	1,648
24	Super Micro Computer, Inc. (a)	267

		5,686

	Electronic Equipment, Instruments & Components — 2.5%
14	Agilysys, Inc. (a)	143
10	Arrow Electronics, Inc. (a)	400
129	Avnet, Inc. (a)	4,664
10	Badger Meter, Inc.	541
43	Benchmark Electronics, Inc. (a)	766
27	Checkpoint Systems, Inc. (a)	358
6	Cognex Corp.	271
17	Coherent, Inc.	959
23	CTS Corp.	241
26	Daktronics, Inc.	277
13	DTS, Inc. (a)	221
18	Electro Scientific Industries, Inc.	196
13	FARO Technologies, Inc. (a)	556
54	FEI Co.	3,500
18	Gerber Scientific, Inc. (a) (i)	—
280	Ingram Micro, Inc., Class A (a)	5,512
33	Insight Enterprises, Inc. (a)	676
15	Itron, Inc. (a)	713
16	Littelfuse, Inc.	1,059
11	Measurement Specialties, Inc. (a)	424
21	Mercury Computer Systems, Inc. (a)	157
26	Methode Electronics, Inc.	330
11	MTS Systems Corp.	648
26	Newport Corp. (a)	440
29	OSI Systems, Inc. (a)	1,825
15	Park Electrochemical Corp.	374
37	Plexus Corp. (a)	895
17	Radisys Corp. (a)	81
20	Rofin-Sinar Technologies, Inc. (a)	548
11	Rogers Corp. (a)	534
21	ScanSource, Inc. (a)	584
55	SYNNEX Corp. (a)	2,051
23	Tech Data Corp. (a)	1,055
149	Trimble Navigation Ltd. (a)	4,463
36	TTM Technologies, Inc. (a)	274
21	Vishay Intertechnology, Inc. (a)	292

		36,028

	Internet Software & Services — 1.8%
71	AOL, Inc. (a)	2,752
32	Blucora, Inc. (a)	494

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
25	comScore, Inc. (a)	424
30	Dealertrack Technologies, Inc. (a)	890
39	Dice Holdings, Inc. (a)	396
26	Digital River, Inc. (a)	367
35	Equinix, Inc. (a)	7,571
32	j2 Global, Inc.	1,272
34	LivePerson, Inc. (a)	461
15	LogMeIn, Inc. (a)	286
91	Monster Worldwide, Inc. (a)	463
42	NIC, Inc.	807
16	OpenTable, Inc. (a)	996
22	Perficient, Inc. (a)	262
24	QuinStreet, Inc. (a)	144
80	Rackspace Hosting, Inc. (a)	4,057
12	Stamps.com, Inc. (a)	298
65	United Online, Inc.	391
135	ValueClick, Inc. (a)	3,993
18	XO Group, Inc. (a)	177

		26,501

	IT Services — 3.4%
40	Acxiom Corp. (a)	808
36	Alliance Data Systems Corp. (a)	5,780
61	Broadridge Financial Solutions, Inc.	1,503
74	CACI International, Inc., Class A (a)	4,300
10	Cardtronics, Inc. (a)	271
48	CIBER, Inc. (a)	227
129	Convergys Corp.	2,195
54	CoreLogic, Inc. (a)	1,398
24	CSG Systems International, Inc. (a)	505
72	DST Systems, Inc.	5,109
14	ExlService Holdings, Inc. (a)	469
10	Forrester Research, Inc.	325
100	Gartner, Inc. (a)	5,421
24	Global Payments, Inc.	1,193
98	Heartland Payment Systems, Inc.	3,233
24	Higher One Holdings, Inc. (a)	209
21	iGATE Corp. (a)	393
47	Jack Henry & Associates, Inc.	2,189
199	Lender Processing Services, Inc.	5,054
17	ManTech International Corp., Class A	446
6	MAXIMUS, Inc.	476
106	NeuStar, Inc., Class A (a)	4,934
30	Sykes Enterprises, Inc. (a)	485
21	TeleTech Holdings, Inc. (a)	444
46	VeriFone Systems, Inc. (a)	948
13	Virtusa Corp. (a)	312

		48,627

	Office Electronics — 0.1%
28	Zebra Technologies Corp., Class A (a)	1,337

	Semiconductors & Semiconductor Equipment — 2.6%
31	Advanced Energy Industries, Inc. (a)	567
68	Atmel Corp. (a)	474
23	ATMI, Inc. (a)	526
46	Brooks Automation, Inc.	469
17	Cabot Microelectronics Corp. (a)	575
17	Ceva, Inc. (a)	270
175	Cirrus Logic, Inc. (a)	3,980
17	Cohu, Inc.	157
165	Cree, Inc. (a)	9,012
16	Cymer, Inc. (a)	1,521
12	Cypress Semiconductor Corp. (a)	132
12	Diodes, Inc. (a)	261
16	DSP Group, Inc. (a)	129
63	Entropic Communications, Inc. (a)	256
31	Exar Corp. (a)	328
87	Fairchild Semiconductor International, Inc. (a)	1,226
94	GT Advanced Technologies, Inc. (a)	309
67	Integrated Device Technology, Inc. (a)	502
44	Kopin Corp. (a)	162
53	Kulicke & Soffa Industries, Inc. (a)	612
34	Micrel, Inc.	361
97	Microsemi Corp. (a)	2,238
33	MKS Instruments, Inc.	910
25	Monolithic Power Systems, Inc.	601
12	Nanometrics, Inc. (a)	173
17	Pericom Semiconductor Corp. (a)	114
28	Power Integrations, Inc.	1,204
352	RF Micro Devices, Inc. (a)	1,875
12	Rubicon Technology, Inc. (a)	76
23	Rudolph Technologies, Inc. (a)	271
24	Sigma Designs, Inc. (a)	115
285	Skyworks Solutions, Inc. (a)	6,282
29	STR Holdings, Inc. (a)	64
9	Supertex, Inc.	194
36	Tessera Technologies, Inc.	678
19	Ultratech, Inc. (a)	738

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
18	Volterra Semiconductor Corp. (a)	249

		37,611

	Software — 3.6%
22	Advent Software, Inc. (a)	625
57	ANSYS, Inc. (a)	4,681
32	Blackbaud, Inc.	935
26	Bottomline Technologies de, Inc. (a)	749
454	Cadence Design Systems, Inc. (a)	6,330
22	CommVault Systems, Inc. (a)	1,789
75	Compuware Corp. (a)	937
12	Concur Technologies, Inc. (a)	822
27	Ebix, Inc.	440
23	EPIQ Systems, Inc.	322
65	Fair Isaac Corp.	2,950
62	Informatica Corp. (a)	2,123
10	Interactive Intelligence Group, Inc. (a)	435
14	Manhattan Associates, Inc. (a)	1,042
35	Mentor Graphics Corp.	632
6	MicroStrategy, Inc., Class A (a)	592
26	Monotype Imaging Holdings, Inc.	609
25	Netscout Systems, Inc. (a)	614
9	Progress Software Corp. (a)	207
193	PTC, Inc. (a)	4,922
236	Rovi Corp. (a)	5,049
38	SolarWinds, Inc. (a)	2,274
63	Sourcefire, Inc. (a)	3,716
112	Synopsys, Inc. (a)	4,016
269	Take-Two Interactive Software, Inc. (a)	4,339
20	VASCO Data Security International, Inc. (a)	167
28	Websense, Inc. (a)	425

		51,742

	Total Information Technology	225,071

	Materials — 6.6%
	Chemicals — 3.0%
22	A Schulman, Inc.	706
53	Albemarle Corp.	3,302
17	American Vanguard Corp.	504
54	Ashland, Inc.	4,033
22	Balchem Corp.	946
48	Cabot Corp.	1,630
42	Calgon Carbon Corp. (a)	757
42	Cytec Industries, Inc.	3,103
68	H.B. Fuller Co.	2,649
6	Hawkins, Inc.	240
15	Koppers Holdings, Inc.	648
22	Kraton Performance Polymers, Inc. (a)	525
13	LSB Industries, Inc. (a)	454
18	Minerals Technologies, Inc.	749
21	NewMarket Corp.	5,448
195	Olin Corp.	4,917
20	OM Group, Inc. (a)	469
9	Quaker Chemical Corp.	526
160	RPM International, Inc.	5,065
17	Sensient Technologies Corp.	677
13	Stepan Co.	831
17	Tredegar Corp.	493
69	Valspar Corp.	4,311
15	Zep, Inc.	223

		43,206

	Construction Materials — 0.4%
80	Eagle Materials, Inc.	5,301
43	Headwaters, Inc. (a)	468
6	Martin Marietta Materials, Inc.	660

		6,429

	Containers & Packaging — 0.9%
63	Greif, Inc., Class A	3,403
24	Myers Industries, Inc.	330
47	Packaging Corp. of America	2,093
37	Rock Tenn Co., Class A	3,465
46	Silgan Holdings, Inc.	2,170
44	Sonoco Products Co.	1,553

		13,014

	Metals & Mining — 1.4%
11	AM Castle & Co. (a)	196
18	AMCOL International Corp.	530
41	Commercial Metals Co.	646
9	Haynes International, Inc.	470
26	Kaiser Aluminum Corp.	1,685
15	Materion Corp.	427
6	Olympic Steel, Inc.	145
67	Reliance Steel & Aluminum Co.	4,789
14	Royal Gold, Inc.	1,022
23	RTI International Metals, Inc. (a)	725
125	Steel Dynamics, Inc.	1,980
124	SunCoke Energy, Inc. (a)	2,030

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — Continued
168	Worthington Industries, Inc.	5,196

		19,841

	Paper & Forest Products — 0.9%
16	Clearwater Paper Corp. (a)	856
8	Deltic Timber Corp.	570
69	Domtar Corp., (Canada)	5,386
28	KapStone Paper & Packaging Corp.	778
65	Louisiana-Pacific Corp. (a)	1,397
13	Neenah Paper, Inc.	403
31	PH Glatfelter Co.	713
61	Schweitzer-Mauduit International, Inc.	2,360
35	Wausau Paper Corp.	380

		12,843

	Total Materials	95,333

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
6	Atlantic Tele-Network, Inc.	306
22	Cbeyond, Inc. (a)	162
141	Cincinnati Bell, Inc. (a)	459
29	General Communication, Inc., Class A (a)	267
11	Lumos Networks Corp.	148
108	tw telecom, inc. (a)	2,710

		4,052

	Wireless Telecommunication Services — 0.1%
11	NTELOS Holdings Corp.	141
71	Telephone & Data Systems, Inc.	1,497
15	USA Mobility, Inc.	197

		1,835

	Total Telecommunication Services	5,887

	Utilities — 4.3%
	Electric Utilities — 2.0%
60	El Paso Electric Co.	2,022
214	Great Plains Energy, Inc.	4,974
141	Hawaiian Electric Industries, Inc.	3,904
63	IDACORP, Inc.	3,064
349	NV Energy, Inc.	6,999
49	OGE Energy Corp.	3,426
99	PNM Resources, Inc.	2,308
2	UNS Energy Corp.	117
69	Westar Energy, Inc.	2,294

		29,108

	Gas Utilities — 1.2%
147	Atmos Energy Corp.	6,295
16	Laclede Group, Inc. (The)	685
23	National Fuel Gas Co.	1,395
7	New Jersey Resources Corp.	326
7	Northwest Natural Gas Co.	286
157	Questar Corp.	3,817
43	Southwest Gas Corp.	2,058
60	UGI Corp.	2,284

		17,146

	Multi-Utilities — 1.0%
78	Alliant Energy Corp.	3,937
64	Avista Corp.	1,765
65	Black Hills Corp.	2,882
11	CH Energy Group, Inc.	693
28	NorthWestern Corp.	1,098
136	Vectren Corp.	4,803

		15,178

	Water Utilities — 0.1%
14	American States Water Co.	790

	Total Utilities	62,222

	Total Common Stocks (Cost $1,026,791)	1,393,339

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
2,165	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $2,167)	2,167

SHARES
Short-Term Investments— 3.5%
	Investment Company — 3.4%
48,809	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	48,809

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
2,360	U.S. Treasury Bill, 0.064%, 04/04/13 (n)	2,360

	Total Short-Term Investments (Cost $51,169)	51,169

	Total Investments — 100.1% (Cost $1,080,127)	1,446,675
	Liabilities in Excess of Other Assets — (0.1)%	(1,519)

	NET ASSETS — 100.0%	$1,445,156

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
140	E-mini Russell 2000	06/21/13	$13,285	$263
349	S&P Mid Cap 400	06/21/13	40,170	1,079

				$1,342

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	—	The rate shown is the current yield as of March 31, 2013.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,925
Aggregate gross unrealized depreciation	(22,377)

Net unrealized appreciation/depreciation	$366,548

Federal income tax cost of investments	$1,080,127

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$191,332	$—	$—		$191,332
Consumer Staples	52,414	—	—		52,414
Energy	75,690	—	—		75,690
Financials	307,377	—	—		307,377
Health Care	141,942	—	—		141,942
Industrials	236,071	—	—		236,071
Information Technology	225,071	—	—	(a)	225,071
Materials	95,333	—	—		95,333
Telecommunication Services	5,887	—	—		5,887
Utilities	62,222	—	—		62,222

Total Common Stocks	1,393,339	—	—	(a)	1,393,339

Debt Securities
U.S. Treasury Obligation	—	2,167	—		2,167
Short-Term Investments
Investment Company	48,809	—	—		48,809
U.S. Treasury Obligation	—	2,360	—		2,360

Total Investments in Securities	$1,442,148	$4,527	$—	(a)	$1,446,675

Appreciation in Other Financial Instruments
Futures Contracts	$1,342	$—	$—		$1,342

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Market Expansion Enhanced Index Fund (formerly JPMorgan Market Expansion Index Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 20.9%
	Automobiles — 2.4%
490	Harley-Davidson, Inc.	26,122
299	Tesla Motors, Inc. (a)	11,329

		37,451

	Hotels, Restaurants & Leisure — 2.8%
646	Marriott International, Inc., Class A	27,272
126	Wynn Resorts Ltd.	15,758

		43,030

	Household Durables — 1.0%
137	Mohawk Industries, Inc. (a)	15,497

	Media — 1.7%
194	Discovery Communications, Inc., Class A (a)	15,268
207	Madison Square Garden Co. (The), Class A (a)	11,940

		27,208

	Specialty Retail — 9.6%
431	GNC Holdings, Inc., Class A	16,926
339	O’Reilly Automotive, Inc. (a)	34,744
196	PetSmart, Inc.	12,165
242	Ross Stores, Inc.	14,652
388	Sally Beauty Holdings, Inc. (a)	11,391
215	Tractor Supply Co.	22,419
485	Urban Outfitters, Inc. (a)	18,785
358	Williams-Sonoma, Inc.	18,465

		149,547

	Textiles, Apparel & Luxury Goods — 3.4%
245	Lululemon Athletica, Inc., (Canada) (a)	15,251
440	Michael Kors Holdings Ltd., (Hong Kong) (a)	24,971
244	Under Armour, Inc., Class A (a)	12,482

		52,704

	Total Consumer Discretionary	325,437

	Consumer Staples — 0.7%
	Food Products — 0.7%
603	WhiteWave Foods Co., Class A (a)	10,293

	Energy — 5.4%
	Energy Equipment & Services — 2.0%
226	Cameron International Corp. (a)	14,739
257	Oceaneering International, Inc.	17,068

		31,807

	Oil, Gas & Consumable Fuels — 3.4%
192	Cabot Oil & Gas Corp.	12,968
241	Concho Resources, Inc. (a)	23,500
197	Range Resources Corp.	15,924

		52,392

	Total Energy	84,199

	Financials — 9.5%
	Capital Markets — 4.0%
69	Artisan Partners Asset Management, Inc. (a)	2,702
966	Blackstone Group LP (The)	19,111
380	Lazard Ltd., (Bermuda), Class A	12,980
371	T. Rowe Price Group, Inc.	27,781

		62,574

	Commercial Banks — 2.1%
166	M&T Bank Corp.	17,156
192	Signature Bank (a)	15,153

		32,309

	Diversified Financial Services — 1.6%
471	Moody’s Corp.	25,124

	Insurance — 1.0%
361	Axis Capital Holdings Ltd., (Bermuda)	15,025

	Real Estate Investment Trusts (REITs) — 0.8%
319	Prologis, Inc.	12,766

	Total Financials	147,798

	Health Care — 16.3%
	Biotechnology — 4.0%
108	Alexion Pharmaceuticals, Inc. (a)	9,924
219	Onyx Pharmaceuticals, Inc. (a)	19,469
113	Regeneron Pharmaceuticals, Inc. (a)	19,969
226	Vertex Pharmaceuticals, Inc. (a)	12,436

		61,798

	Health Care Equipment & Supplies — 2.2%
258	Sirona Dental Systems, Inc. (a)	19,000
399	Thoratec Corp. (a)	14,959

		33,959

	Health Care Providers & Services — 3.8%
640	Brookdale Senior Living, Inc. (a)	17,835
107	DaVita HealthCare Partners, Inc. (a)	12,677
384	Health Net, Inc. (a)	10,999
256	Humana, Inc.	17,680

		59,191

	Life Sciences Tools & Services — 3.4%
605	Agilent Technologies, Inc.	25,406
652	Bruker Corp. (a)	12,459

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
286	Illumina, Inc. (a)	15,455

		53,320

	Pharmaceuticals — 2.9%
220	Actavis, Inc. (a) (m)	20,292
331	Valeant Pharmaceuticals International, Inc., (Canada) (a)	24,816

		45,108

	Total Health Care	253,376

	Industrials — 21.1%
	Airlines — 0.9%
824	Delta Air Lines, Inc. (a)	13,611

	Building Products — 1.1%
474	Fortune Brands Home & Security, Inc. (a)	17,757

	Commercial Services & Supplies — 1.4%
204	Stericycle, Inc. (a)	21,689

	Construction & Engineering — 1.2%
291	Fluor Corp.	19,269

	Electrical Equipment — 3.2%
228	Acuity Brands, Inc.	15,805
307	Generac Holdings, Inc.	10,860
270	Rockwell Automation, Inc.	23,271

		49,936

	Industrial Conglomerates — 1.7%
393	Carlisle Cos., Inc.	26,628

	Machinery — 3.7%
75	Flowserve Corp.	12,628
369	Pall Corp.	25,208
186	Wabtec Corp.	18,943

		56,779

	Marine — 1.2%
246	Kirby Corp. (a)	18,924

	Professional Services — 1.1%
460	Nielsen Holdings N.V.	16,470

	Road & Rail — 3.1%
161	Canadian Pacific Railway Ltd., (Canada)	21,019
370	J.B. Hunt Transport Services, Inc.	27,565

		48,584

	Trading Companies & Distributors — 2.5%
388	Air Lease Corp.	11,379
327	MSC Industrial Direct Co., Inc., Class A	28,067

		39,446

	Total Industrials	329,093

	Information Technology — 20.2%
	Communications Equipment — 2.7%
669	Aruba Networks, Inc. (a)	16,546
142	F5 Networks, Inc. (a)	12,649
235	Palo Alto Networks, Inc. (a)	13,318

		42,513

	Electronic Equipment, Instruments & Components — 1.7%
347	Amphenol Corp., Class A	25,919

	Internet Software & Services — 2.7%
256	Akamai Technologies, Inc. (a)	9,017
98	LinkedIn Corp., Class A (a)	17,324
259	OpenTable, Inc. (a)	16,337

		42,678

	IT Services — 4.8%
186	Alliance Data Systems Corp. (a)	30,079
484	CoreLogic, Inc. (a)	12,508
414	FleetCor Technologies, Inc. (a)	31,711

		74,298

	Semiconductors & Semiconductor Equipment — 4.1%
753	Avago Technologies Ltd., (Singapore)	27,062
328	KLA-Tencor Corp.	17,304
501	Xilinx, Inc.	19,127

		63,493

	Software — 4.2%
225	Citrix Systems, Inc. (a)	16,250
293	Red Hat, Inc. (a)	14,791
187	SolarWinds, Inc. (a)	11,058
260	Splunk, Inc. (a)	10,412
208	Workday, Inc., Class A (a)	12,837

		65,348

	Total Information Technology	314,249

	Materials — 5.2%
	Chemicals — 5.2%
211	PPG Industries, Inc.	28,208
214	Sherwin-Williams Co. (The)	36,075
206	W.R. Grace & Co. (a)	15,982

	Total Materials	80,265

	Total Common Stocks (Cost $1,142,138)	1,544,710

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
2,909	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $2,909)	2,909

	Total Investments — 99.5% (Cost $1,145,047)	1,547,619
	Other Assets in Excess of Liabilities — 0.5%	8,015

	NET ASSETS — 100.0%	$1,555,634

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,526
Aggregate gross unrealized depreciation	(4,954)

Net unrealized appreciation/depreciation	$402,572

Federal income tax cost of investments	$1,145,047

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,547,619	$—	$—	$1,547,619

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.5% (j)
	Common Stocks — 91.8%
	Consumer Discretionary — 18.8%
	Auto Components — 1.4%
52	Cooper Tire & Rubber Co.	1,328
84	Dana Holding Corp.	1,506
61	Goodyear Tire & Rubber Co. (The) (a)	767
28	Lear Corp.	1,543
15	TRW Automotive Holdings Corp. (a)	835

		5,979

	Automobiles — 0.9%
93	Ford Motor Co.	1,220
52	General Motors Co. (a)	1,445
33	Thor Industries, Inc.	1,209

		3,874

	Diversified Consumer Services — 0.7%
31	Apollo Group, Inc., Class A (a)	542
24	Coinstar, Inc. (a)	1,421
20	Weight Watchers International, Inc.	832

		2,795

	Hotels, Restaurants & Leisure — 2.7%
21	Bally Technologies, Inc. (a)	1,071
52	Brinker International, Inc.	1,948
18	Cracker Barrel Old Country Store, Inc.	1,428
69	International Game Technology	1,136
29	Marriott International, Inc., Class A	1,215
24	Marriott Vacations Worldwide Corp. (a)	1,035
65	MGM Resorts International (a)	849
50	Texas Roadhouse, Inc.	1,012
20	Wyndham Worldwide Corp.	1,304

		10,998

	Household Durables — 2.7%
20	D.R. Horton, Inc.	488
21	Garmin Ltd., (Switzerland)	685
49	Jarden Corp. (a)	2,085
17	Lennar Corp., Class A	708
26	MDC Holdings, Inc.	957
39	Newell Rubbermaid, Inc.	1,021
86	PulteGroup, Inc. (a)	1,741
12	Ryland Group, Inc. (The)	518
132	Standard Pacific Corp. (a)	1,142
19	Toll Brothers, Inc. (a)	641
9	Whirlpool Corp.	1,106

		11,092

	Internet & Catalog Retail — 1.2%
21	Expedia, Inc.	1,276
44	HomeAway, Inc. (a)	1,438
55	Liberty Interactive Corp., Series A (a)	1,168
21	Shutterfly, Inc. (a)	914

		4,796

	Leisure Equipment & Products — 0.6%
28	Hasbro, Inc.	1,244
4	Polaris Industries, Inc.	397
15	Sturm Ruger & Co., Inc.	780

		2,421

	Media — 2.6%
21	AMC Networks, Inc., Class A (a)	1,326
33	Comcast Corp., Class A	1,368
23	DISH Network Corp., Class A	882
42	Gannett Co., Inc.	921
58	Lions Gate Entertainment Corp. (a)	1,375
11	Meredith Corp.	406
18	News Corp., Class A	538
21	Omnicom Group, Inc.	1,244
7	Regal Entertainment Group, Class A	111
18	Scripps Networks Interactive, Inc., Class A	1,176
42	Valassis Communications, Inc.	1,265

		10,612

	Multiline Retail — 0.2%
10	Dillard’s, Inc., Class A	772

	Specialty Retail — 4.7%
20	Abercrombie & Fitch Co., Class A	908
65	Aeropostale, Inc. (a)	889
49	American Eagle Outfitters, Inc.	916
32	ANN, Inc. (a)	935
27	Ascena Retail Group, Inc. (a)	496
26	AutoNation, Inc. (a)	1,155
31	Buckle, Inc. (The)	1,428
55	Chico’s FAS, Inc.	931
39	Foot Locker, Inc.	1,319
38	Francesca’s Holdings Corp. (a)	1,083
47	GameStop Corp., Class A	1,316
31	Gap, Inc. (The)	1,088
29	GNC Holdings, Inc., Class A	1,123
193	Office Depot, Inc. (a)	760
11	O’Reilly Automotive, Inc. (a)	1,098
32	Penske Automotive Group, Inc.	1,068

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Specialty Retail — Continued
2	PetSmart, Inc.	153
18	Select Comfort Corp. (a)	358
82	Staples, Inc.	1,099
24	TJX Cos., Inc.	1,143

		19,266

	Textiles, Apparel & Luxury Goods — 1.1%
22	Carter’s, Inc. (a)	1,257
27	Hanesbrands, Inc. (a)	1,226
84	Jones Group, Inc. (The)	1,071
6	V.F. Corp.	951

		4,505

	Total Consumer Discretionary	77,110

	Consumer Staples — 6.3%
	Beverages — 0.8%
38	Constellation Brands, Inc., Class A (a)	1,791
29	Molson Coors Brewing Co., Class B	1,408

		3,199

	Food & Staples Retailing — 1.5%
29	CVS Caremark Corp.	1,600
43	Kroger Co. (The)	1,417
850	Rite Aid Corp. (a)	1,614
65	Safeway, Inc.	1,722

		6,353

	Food Products — 2.4%
83	Dean Foods Co. (a)	1,504
11	Fresh Del Monte Produce, Inc.	302
24	Green Mountain Coffee Roasters, Inc. (a)	1,371
15	Ingredion, Inc.	1,089
12	JM Smucker Co. (The)	1,170
19	Sanderson Farms, Inc.	1,053
68	Smithfield Foods, Inc. (a)	1,803
62	Tyson Foods, Inc., Class A	1,548

		9,840

	Household Products — 0.3%
13	Energizer Holdings, Inc.	1,277

	Personal Products — 0.5%
23	Herbalife Ltd., (Cayman Islands)	874
27	Nu Skin Enterprises, Inc., Class A	1,213

		2,087

	Tobacco — 0.8%
30	Altria Group, Inc.	1,018
25	Lorillard, Inc.	999
19	Universal Corp.	1,061

		3,078

	Total Consumer Staples	25,834

	Energy — 7.1%
	Energy Equipment & Services — 3.0%
7	Bristow Group, Inc.	439
54	C&J Energy Services, Inc. (a)	1,229
20	Ensco plc, (United Kingdom), Class A	1,227
8	Geospace Technologies Corp. (a)	870
25	Helix Energy Solutions Group, Inc. (a)	580
89	McDermott International, Inc. (a)	975
54	Nabors Industries Ltd., (Bermuda)	872
14	Oil States International, Inc. (a)	1,149
16	Rowan Cos. plc, Class A (a)	566
82	RPC, Inc.	1,237
49	Superior Energy Services, Inc. (a)	1,264
21	Tidewater, Inc.	1,065
26	Unit Corp. (a)	1,163

		12,636

	Oil, Gas & Consumable Fuels — 4.1%
25	Bonanza Creek Energy, Inc. (a)	961
8	Chevron Corp.	903
25	Cloud Peak Energy, Inc. (a)	478
20	ConocoPhillips	1,200
37	Delek U.S. Holdings, Inc.	1,469
22	HollyFrontier Corp.	1,152
30	Newfield Exploration Co. (a)	674
9	Noble Energy, Inc.	1,080
30	Oasis Petroleum, Inc. (a)	1,128
26	Phillips 66	1,800
21	Rosetta Resources, Inc. (a)	1,018
39	Ship Finance International Ltd., (Bermuda)	680
29	Southwestern Energy Co. (a)	1,093
46	Stone Energy Corp. (a)	993
4	Tesoro Corp.	250
15	Valero Energy Corp.	684
33	Western Refining, Inc.	1,186

		16,749

	Total Energy	29,385

	Financials — 11.8%
	Capital Markets — 1.3%
8	Ameriprise Financial, Inc.	569
60	Ares Capital Corp.	1,085
45	Bank of New York Mellon Corp. (The)	1,250

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
36	Fifth Street Finance Corp.	394
8	Goldman Sachs Group, Inc. (The)	1,130
96	Prospect Capital Corp.	1,052

		5,480

	Commercial Banks — 2.7%
12	BB&T Corp.	367
45	East West Bancorp, Inc.	1,148
29	Fifth Third Bancorp	465
30	First Republic Bank	1,177
198	Huntington Bancshares, Inc.	1,465
14	PNC Financial Services Group, Inc.	904
109	Regions Financial Corp.	895
32	SunTrust Banks, Inc.	925
22	Texas Capital Bancshares, Inc. (a)	897
47	U.S. Bancorp	1,579
37	Wells Fargo & Co.	1,380

		11,202

	Consumer Finance — 0.9%
15	Capital One Financial Corp.	845
26	Discover Financial Services	1,153
80	SLM Corp.	1,630

		3,628

	Diversified Financial Services — 0.9%
31	Citigroup, Inc.	1,377
22	Moody’s Corp.	1,197
50	PHH Corp. (a)	1,091

		3,665

	Insurance — 4.8%
7	Allied World Assurance Co. Holdings AG, (Switzerland)	695
35	Allstate Corp. (The)	1,698
11	American Financial Group, Inc.	520
25	Amtrust Financial Services, Inc.	876
14	Aspen Insurance Holdings Ltd., (Bermuda)	543
9	Everest Re Group Ltd., (Bermuda)	1,105
40	Fidelity National Financial, Inc., Class A	997
40	First American Financial Corp.	1,030
68	Hartford Financial Services Group, Inc.	1,748
13	HCC Insurance Holdings, Inc.	545
41	Lincoln National Corp.	1,339
43	Montpelier Re Holdings Ltd., (Bermuda)	1,120
15	PartnerRe Ltd., (Bermuda)	1,387
21	Platinum Underwriters Holdings Ltd., (Bermuda)	1,170
53	Protective Life Corp.	1,908
17	Prudential Financial, Inc.	982
5	RenaissanceRe Holdings Ltd., (Bermuda)	491
7	Travelers Cos., Inc. (The)	582
36	Unum Group	1,009

		19,745

	Real Estate Investment Trusts (REITs) — 0.9%
3	AvalonBay Communities, Inc.	429
38	Brandywine Realty Trust	570
22	CBL & Associates Properties, Inc.	525
16	Corporate Office Properties Trust	436
12	Highwoods Properties, Inc.	479
7	Post Properties, Inc.	348
6	SL Green Realty Corp.	481
15	Weingarten Realty Investors	465

		3,733

	Thrifts & Mortgage Finance — 0.3%
29	Ocwen Financial Corp. (a)	1,104

	Total Financials	48,557

	Health Care — 9.8%
	Biotechnology — 1.5%
13	Amgen, Inc.	1,315
51	Arena Pharmaceuticals, Inc. (a)	418
14	Cubist Pharmaceuticals, Inc. (a)	640
12	Gilead Sciences, Inc. (a)	594
27	Isis Pharmaceuticals, Inc. (a)	464
66	PDL BioPharma, Inc.	480
29	United Therapeutics Corp. (a)	1,738
12	Vertex Pharmaceuticals, Inc. (a)	636

		6,285

	Health Care Equipment & Supplies — 1.8%
47	Alere, Inc. (a)	1,206
12	Becton, Dickinson & Co.	1,111
127	Boston Scientific Corp. (a)	991
16	CareFusion Corp. (a)	547
3	Integra LifeSciences Holdings Corp. (a)	109
19	Medtronic, Inc.	895
39	ResMed, Inc.	1,829
26	Thoratec Corp. (a)	972

		7,660

	Health Care Providers & Services — 3.7%
28	Aetna, Inc.	1,408
20	AmerisourceBergen Corp.	1,019
24	Centene Corp. (a)	1,043

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Health Care Providers & Services — Continued
27	Cigna Corp.	1,685
31	Community Health Systems, Inc.	1,461
39	HCA Holdings, Inc.	1,600
35	HealthSouth Corp. (a)	923
11	Humana, Inc.	793
35	Molina Healthcare, Inc. (a)	1,087
48	Omnicare, Inc.	1,956
18	UnitedHealth Group, Inc.	1,052
16	WellPoint, Inc.	1,043

		15,070

	Health Care Technology — 0.2%
42	MedAssets, Inc. (a)	804

	Life Sciences Tools & Services — 0.4%
13	Charles River Laboratories International, Inc. (a)	557
30	PAREXEL International Corp. (a)	1,166

		1,723

	Pharmaceuticals — 2.2%
17	Actavis, Inc. (a)	1,589
7	Eli Lilly & Co.	411
37	Endo Health Solutions, Inc. (a)	1,145
16	Hospira, Inc. (a)	521
46	Impax Laboratories, Inc. (a)	706
36	Mylan, Inc. (a)	1,032
39	Questcor Pharmaceuticals, Inc.	1,278
20	Salix Pharmaceuticals Ltd. (a)	1,041
89	Warner Chilcott plc, (Ireland), Class A	1,199

		8,922

	Total Health Care	40,464

	Industrials — 12.9%
	Aerospace & Defense — 3.5%
21	Alliant Techsystems, Inc.	1,552
16	Boeing Co. (The)	1,352
15	Esterline Technologies Corp. (a)	1,124
14	General Dynamics Corp.	1,000
23	Huntington Ingalls Industries, Inc.	1,208
19	L-3 Communications Holdings, Inc.	1,524
15	Northrop Grumman Corp.	1,032
19	Raytheon Co.	1,123
52	Spirit Aerosystems Holdings, Inc., Class A (a)	995
67	Textron, Inc.	1,990
10	TransDigm Group, Inc.	1,580

		14,480

	Air Freight & Logistics — 0.1%
2	United Parcel Service, Inc., Class B	213

	Airlines — 0.7%
9	Alaska Air Group, Inc. (a)	560
100	Delta Air Lines, Inc. (a)	1,657
58	Southwest Airlines Co.	785

		3,002

	Commercial Services & Supplies — 0.8%
36	Avery Dennison Corp.	1,546
42	Pitney Bowes, Inc.	620
108	R.R. Donnelley & Sons Co.	1,303

		3,469

	Construction & Engineering — 2.3%
58	AECOM Technology Corp. (a)	1,911
36	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,218
30	EMCOR Group, Inc.	1,260
17	Fluor Corp.	1,097
39	MasTec, Inc. (a)	1,129
36	URS Corp.	1,702

		9,317

	Electrical Equipment — 0.8%
24	Brady Corp., Class A	820
30	EnerSys, Inc. (a)	1,357
31	General Cable Corp. (a)	1,133

		3,310

	Industrial Conglomerates — 0.3%
45	General Electric Co.	1,042

	Machinery — 2.6%
22	AGCO Corp.	1,125
35	Briggs & Stratton Corp.	870
30	Ingersoll-Rand plc, (Ireland)	1,663
39	ITT Corp.	1,095
7	Middleby Corp. (a)	1,089
–(h)	Standex International Corp.	22
57	Terex Corp. (a)	1,951
55	Titan International, Inc.	1,166
35	Trinity Industries, Inc.	1,584

		10,565

	Marine — 0.2%
25	Matson, Inc.	627

	Professional Services — 0.1%
10	Corporate Executive Board Co. (The)	591

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Road & Rail — 1.1%
56	Avis Budget Group, Inc. (a)	1,563
35	Hertz Global Holdings, Inc. (a)	771
48	Swift Transportation Co. (a)	684
10	Union Pacific Corp.	1,411

		4,429

	Trading Companies & Distributors — 0.4%
30	TAL International Group, Inc.	1,371
8	United Rentals, Inc. (a)	444

		1,815

	Total Industrials	52,860

	Information Technology — 14.7%
	Communications Equipment — 1.5%
72	Arris Group, Inc. (a)	1,240
18	Aruba Networks, Inc. (a)	440
72	Cisco Systems, Inc.	1,495
28	Harris Corp.	1,281
24	Plantronics, Inc.	1,065
48	Polycom, Inc. (a)	526

		6,047

	Computers & Peripherals — 0.9%
47	Fusion-io, Inc. (a)	769
37	Seagate Technology plc, (Ireland)	1,349
29	Western Digital Corp.	1,445

		3,563

	Electronic Equipment, Instruments & Components — 1.5%
24	Avnet, Inc. (a)	863
68	Corning, Inc.	912
15	Dolby Laboratories, Inc., Class A	498
56	Ingram Micro, Inc., Class A (a)	1,097
63	Jabil Circuit, Inc.	1,170
13	OSI Systems, Inc. (a)	823
26	SYNNEX Corp. (a)	944

		6,307

	Internet Software & Services — 1.0%
5	Equinix, Inc. (a)	1,102
1	Google, Inc., Class A (a)	1,072
30	IAC/InterActiveCorp.	1,343
3	LinkedIn Corp., Class A (a)	569
7	ValueClick, Inc. (a)	202

		4,288

	IT Services — 2.8%
9	Amdocs Ltd.	312
43	Broadridge Financial Solutions, Inc.	1,058
24	CACI International, Inc., Class A (a)	1,382
23	Computer Sciences Corp.	1,138
60	Convergys Corp.	1,019
28	Fidelity National Information Services, Inc.	1,110
23	Gartner, Inc. (a)	1,279
32	Heartland Payment Systems, Inc.	1,054
11	Jack Henry & Associates, Inc.	508
47	Lender Processing Services, Inc.	1,202
31	NeuStar, Inc., Class A (a)	1,431

		11,493

	Office Electronics — 0.4%
109	Xerox Corp.	940
11	Zebra Technologies Corp., Class A (a)	504

		1,444

	Semiconductors & Semiconductor Equipment — 3.3%
56	Applied Materials, Inc.	757
37	Broadcom Corp., Class A	1,273
14	Cree, Inc. (a)	776
99	Entegris, Inc. (a)	973
26	Freescale Semiconductor Ltd. (a)	383
47	Intel Corp.	1,019
23	KLA-Tencor Corp.	1,222
9	Lam Research Corp. (a)	378
15	Linear Technology Corp.	587
117	Marvell Technology Group Ltd., (Bermuda)	1,235
197	Micron Technology, Inc. (a)	1,967
85	NVIDIA Corp.	1,088
122	PMC-Sierra, Inc. (a)	829
77	Teradyne, Inc. (a)	1,246

		13,733

	Software — 3.3%
76	Activision Blizzard, Inc.	1,104
16	BMC Software, Inc. (a)	746
59	CA, Inc.	1,473
110	Cadence Design Systems, Inc. (a)	1,531
11	Fair Isaac Corp.	493
45	Microsoft Corp.	1,298
24	Oracle Corp.	774
16	PTC, Inc. (a)	416
57	Rovi Corp. (a)	1,222
20	Sourcefire, Inc. (a)	1,210
83	Symantec Corp. (a)	2,048

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Software — Continued
58	Take-Two Interactive Software, Inc. (a)	933
25	VirnetX Holding Corp. (a)	473

		13,721

	Total Information Technology	60,596

	Materials — 5.0%
	Chemicals — 1.9%
24	Cabot Corp.	826
8	CF Industries Holdings, Inc.	1,488
30	H.B. Fuller Co.	1,158
86	Huntsman Corp.	1,602
7	Monsanto Co.	696
4	NewMarket Corp.	1,086
29	Olin Corp.	727

		7,583

	Containers & Packaging — 1.0%
21	Ball Corp.	988
23	Greif, Inc., Class A	1,207
43	Owens-Illinois, Inc. (a)	1,155
15	Silgan Holdings, Inc.	717

		4,067

	Metals & Mining — 1.7%
106	Alcoa, Inc.	905
28	Freeport-McMoRan Copper & Gold, Inc.	943
15	Kaiser Aluminum Corp.	999
16	Reliance Steel & Aluminum Co.	1,154
37	Steel Dynamics, Inc.	584
22	SunCoke Energy, Inc. (a)	364
44	United States Steel Corp.	852
43	Worthington Industries, Inc.	1,323

		7,124

	Paper & Forest Products — 0.4%
8	Domtar Corp., (Canada)	631
26	Schweitzer-Mauduit International, Inc.	1,002

		1,633

	Total Materials	20,407

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
228	Frontier Communications Corp.	907
3	Verizon Communications, Inc.	129

		1,036

	Wireless Telecommunication Services — 0.1%
55	MetroPCS Communications, Inc. (a)	598

	Total Telecommunication Services	1,634

	Utilities — 5.0%
	Electric Utilities — 2.3%
19	Edison International	974
20	Entergy Corp.	1,267
29	Exelon Corp.	1,013
24	FirstEnergy Corp.	1,022
38	Hawaiian Electric Industries, Inc.	1,040
64	NV Energy, Inc.	1,276
64	Portland General Electric Co.	1,943
32	Xcel Energy, Inc.	958

		9,493

	Gas Utilities — 0.8%
24	AGL Resources, Inc.	997
45	Questar Corp.	1,102
32	UGI Corp.	1,216

		3,315

	Independent Power Producers & Energy Traders — 0.3%
109	AES Corp. (The)	1,370

	Multi-Utilities — 1.0%
15	Ameren Corp.	517
78	CMS Energy Corp.	2,182
27	PG&E Corp.	1,197

		3,896

	Water Utilities — 0.6%
32	American Water Works Co., Inc.	1,309
37	Aqua America, Inc.	1,175

		2,484

	Total Utilities	20,558

	Total Common Stocks (Cost $299,647)	377,405

Short-Term Investment — 8.7%
	Investment Company — 8.7%
35,553	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $35,553)	35,553

	Total Investments — 100.5% (Cost $335,200)	412,958
	Liabilities in Excess of Other Assets — (0.5)%	(2,111)

	NET ASSETS — 100.0%	$410,847

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 90.6%
	Common Stocks — 90.6%
	Consumer Discretionary — 15.0%
	Auto Components — 1.4%
16	BorgWarner, Inc. (a)	1,201
74	Gentex Corp.	1,486
50	Johnson Controls, Inc.	1,750
21	Visteon Corp. (a)	1,184

		5,621

	Automobiles — 0.2%
16	Harley-Davidson, Inc.	873

	Distributors — 0.1%
21	LKQ Corp. (a)	447

	Diversified Consumer Services — 0.8%
32	DeVry, Inc.	1,007
48	Regis Corp.	866
39	Sotheby’s	1,475

		3,348

	Hotels, Restaurants & Leisure — 3.1%
31	BJ’s Restaurants, Inc. (a)	1,048
36	Carnival Corp.	1,234
4	Chipotle Mexican Grill, Inc. (a)	1,335
29	Dunkin’ Brands Group, Inc.	1,058
25	Hyatt Hotels Corp., Class A (a)	1,101
38	Jack in the Box, Inc. (a)	1,298
14	Las Vegas Sands Corp.	794
4	McDonald’s Corp.	445
23	Royal Caribbean Cruises Ltd.	768
17	Six Flags Entertainment Corp.	1,198
21	Vail Resorts, Inc.	1,309
16	Yum! Brands, Inc.	1,186

		12,774

	Household Durables — 1.5%
17	Harman International Industries, Inc.	769
72	KB Home	1,566
32	Meritage Homes Corp. (a)	1,492
9	Mohawk Industries, Inc. (a)	980
28	Tempur-Pedic International, Inc. (a)	1,366

		6,173

	Internet & Catalog Retail — 0.4%
27	TripAdvisor, Inc. (a)	1,423

	Leisure Equipment & Products — 0.2%
21	Mattel, Inc.	934

	Media — 2.1%
16	Discovery Communications, Inc., Class A (a)	1,242
54	DreamWorks Animation SKG, Inc., Class A (a)	1,031
90	Interpublic Group of Cos., Inc. (The)	1,172
15	John Wiley & Sons, Inc., Class A	590
11	Lamar Advertising Co., Class A (a)	540
7	Liberty Global, Inc., Class A (a)	536
91	Live Nation Entertainment, Inc. (a)	1,125
56	New York Times Co. (The), Class A (a)	551
421	Sirius XM Radio, Inc.	1,296
19	Thomson Reuters Corp.	619

		8,702

	Multiline Retail — 0.1%
1	Family Dollar Stores, Inc.	51
11	Kohl’s Corp.	490

		541

	Specialty Retail — 3.8%
14	Advance Auto Parts, Inc.	1,117
32	CarMax, Inc. (a)	1,343
35	Finish Line, Inc. (The), Class A	687
18	Group 1 Automotive, Inc.	1,103
23	Jos. A. Bank Clothiers, Inc. (a)	913
13	L Brands, Inc.	584
34	Monro Muffler Brake, Inc.	1,331
47	Pier 1 Imports, Inc.	1,090
44	Sally Beauty Holdings, Inc. (a)	1,288
30	Signet Jewelers Ltd., (Bermuda)	2,003
23	Tiffany & Co.	1,568
14	Tractor Supply Co.	1,435
12	Ulta Salon Cosmetics & Fragrance, Inc. (a)	959

		15,421

	Textiles, Apparel & Luxury Goods — 1.3%
88	Fifth & Pacific Cos., Inc. (a)	1,654
163	Quiksilver, Inc. (a)	988
7	Ralph Lauren Corp.	1,184
34	Wolverine World Wide, Inc.	1,497

		5,323

	Total Consumer Discretionary	61,580

	Consumer Staples — 5.8%
	Beverages — 1.1%
17	Beam, Inc.	1,100
20	Brown-Forman Corp., Class B	1,456
24	Coca-Cola Co. (The)	983

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Beverages — Continued
22	Monster Beverage Corp. (a)	1,046

		4,585

	Food & Staples Retailing — 1.6%
8	Casey’s General Stores, Inc.	446
27	Harris Teeter Supermarkets, Inc.	1,156
15	Pricesmart, Inc.	1,139
27	United Natural Foods, Inc. (a)	1,330
30	Walgreen Co.	1,421
10	Whole Foods Market, Inc.	909

		6,401

	Food Products — 2.4%
15	B&G Foods, Inc.	463
8	Bunge Ltd.	576
73	Darling International, Inc. (a)	1,305
13	Hershey Co. (The)	1,163
26	Hormel Foods Corp.	1,068
4	Kraft Foods Group, Inc.	204
21	McCormick & Co., Inc. (Non-Voting)	1,558
17	Mead Johnson Nutrition Co.	1,332
38	Mondelez International, Inc., Class A	1,168
19	TreeHouse Foods, Inc. (a)	1,237

		10,074

	Household Products — 0.2%
9	Procter & Gamble Co. (The)	696

	Personal Products — 0.5%
25	Elizabeth Arden, Inc. (a)	997
20	Estee Lauder Cos., Inc. (The), Class A	1,284

		2,281

	Total Consumer Staples	24,037

	Energy — 9.3%
	Energy Equipment & Services — 2.4%
29	Baker Hughes, Inc.	1,362
6	CARBO Ceramics, Inc.	515
20	Dresser-Rand Group, Inc. (a)	1,244
19	Dril-Quip, Inc. (a)	1,678
25	FMC Technologies, Inc. (a)	1,374
35	Forum Energy Technologies, Inc. (a)	993
160	Key Energy Services, Inc. (a)	1,292
21	Lufkin Industries, Inc.	1,417

		9,875

	Oil, Gas & Consumable Fuels — 6.9%
104	Alpha Natural Resources, Inc. (a)	856
6	Anadarko Petroleum Corp.	500
46	Approach Resources, Inc. (a)	1,141
71	Cheniere Energy, Inc. (a)	1,996
23	Cimarex Energy Co.	1,765
42	Cobalt International Energy, Inc. (a)	1,190
38	CONSOL Energy, Inc.	1,292
13	Continental Resources, Inc. (a)	1,129
20	EQT Corp.	1,362
27	Golar LNG Ltd., (Bermuda)	984
47	Gulfport Energy Corp. (a)	2,132
18	Kinder Morgan, Inc.	691
52	Kodiak Oil & Gas Corp. (a)	476
24	PDC Energy, Inc. (a)	1,199
37	QEP Resources, Inc.	1,181
15	Range Resources Corp.	1,196
29	SemGroup Corp., Class A (a)	1,496
23	SM Energy Co.	1,343
44	Spectra Energy Corp.	1,355
22	Targa Resources Corp.	1,496
46	Teekay Corp., (Bermuda)	1,651
15	World Fuel Services Corp.	616
71	WPX Energy, Inc. (a)	1,141

		28,188

	Total Energy	38,063

	Financials — 11.2%
	Capital Markets — 2.4%
138	E*TRADE Financial Corp. (a)	1,482
30	Financial Engines, Inc.	1,097
116	Janus Capital Group, Inc.	1,088
51	Legg Mason, Inc.	1,636
38	LPL Financial Holdings, Inc.	1,236
23	Northern Trust Corp.	1,228
14	T. Rowe Price Group, Inc.	1,084
51	TD Ameritrade Holding Corp.	1,043

		9,894

	Commercial Banks — 3.3%
22	Bank of Hawaii Corp.	1,109
36	Commerce Bancshares, Inc.	1,461
21	Cullen/Frost Bankers, Inc.	1,331
153	First Horizon National Corp.	1,635
36	Hancock Holding Co.	1,125
23	Iberiabank Corp.	1,170
20	Signature Bank (a)	1,591
21	SVB Financial Group (a)	1,463
122	TCF Financial Corp.	1,819

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Commercial Banks — Continued
2	United Bankshares, Inc.	63
88	Valley National Bancorp	901

		13,668

	Consumer Finance — 0.1%
3	American Express Co.	216

	Diversified Financial Services — 1.1%
22	CME Group, Inc.	1,333
8	IntercontinentalExchange, Inc. (a)	1,349
33	MarketAxess Holdings, Inc.	1,213
21	NASDAQ OMX Group, Inc. (The)	684

		4,579

	Insurance — 2.6%
2	Alleghany Corp. (a)	610
12	Arch Capital Group Ltd., (Bermuda) (a)	635
24	Cincinnati Financial Corp.	1,125
27	Endurance Specialty Holdings Ltd., (Bermuda)	1,286
3	Markel Corp. (a)	1,448
13	Marsh & McLennan Cos., Inc.	508
101	MBIA, Inc. (a)	1,036
28	Mercury General Corp.	1,059
134	Old Republic International Corp.	1,700
53	Progressive Corp. (The)	1,330

		10,737

	Real Estate Investment Trusts (REITs) — 1.1%
9	BRE Properties, Inc.	437
34	Duke Realty Corp.	575
25	Kimco Realty Corp.	557
14	Liberty Property Trust	537
8	Mack-Cali Realty Corp.	217
25	Ryman Hospitality Properties	1,152
39	Weyerhaeuser Co.	1,214

		4,689

	Thrifts & Mortgage Finance — 0.6%
104	Capitol Federal Financial, Inc.	1,258
88	People’s United Financial, Inc.	1,179

		2,437

	Total Financials	46,220

	Health Care — 9.8%
	Biotechnology — 1.0%
54	Ariad Pharmaceuticals, Inc. (a)	971
10	BioMarin Pharmaceutical, Inc. (a)	603
15	Cepheid, Inc. (a)	585
27	Incyte Corp., Ltd. (a)	641
16	Medivation, Inc. (a)	753
7	Pharmacyclics, Inc. (a)	568

		4,121

	Health Care Equipment & Supplies — 2.4%
38	Align Technology, Inc. (a)	1,266
5	Cooper Cos., Inc. (The)	494
18	DENTSPLY International, Inc.	766
38	Haemonetics Corp. (a)	1,563
16	HeartWare International, Inc. (a)	1,436
45	Hologic, Inc. (a)	1,020
2	Intuitive Surgical, Inc. (a)	906
16	Sirona Dental Systems, Inc. (a)	1,146
45	Volcano Corp. (a)	1,001

		9,598

	Health Care Providers & Services — 2.6%
84	Accretive Health, Inc. (a)	853
62	Brookdale Senior Living, Inc. (a)	1,726
20	Catamaran Corp. (a)	1,079
10	Chemed Corp.	820
12	Henry Schein, Inc. (a)	1,094
20	LifePoint Hospitals, Inc. (a)	955
33	Owens & Minor, Inc.	1,086
19	Quest Diagnostics, Inc.	1,047
18	Tenet Healthcare Corp. (a)	857
20	WellCare Health Plans, Inc. (a)	1,145

		10,662

	Health Care Technology — 0.7%
8	athenahealth, Inc. (a)	811
43	HMS Holdings Corp. (a)	1,169
54	Quality Systems, Inc.	989

		2,969

	Life Sciences Tools & Services — 1.2%
27	Agilent Technologies, Inc.	1,138
9	Bio-Rad Laboratories, Inc., Class A (a)	1,131
17	Covance, Inc. (a)	1,288
8	Life Technologies Corp. (a)	503
15	Techne Corp.	991

		5,051

	Pharmaceuticals — 1.9%
50	Akorn, Inc. (a)	694
5	Allergan, Inc.	539
60	Auxilium Pharmaceuticals, Inc. (a)	1,041
38	Bristol-Myers Squibb Co.	1,563

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Pharmaceuticals — Continued
35	Forest Laboratories, Inc. (a)	1,337
11	Perrigo Co.	1,281
41	ViroPharma, Inc. (a)	1,038
36	Vivus, Inc. (a)	396

		7,889

	Total Health Care	40,290

	Industrials — 13.8%
	Aerospace & Defense — 1.6%
30	Curtiss-Wright Corp.	1,057
52	Hexcel Corp. (a)	1,501
8	Precision Castparts Corp.	1,600
16	Teledyne Technologies, Inc. (a)	1,255
12	United Technologies Corp.	1,121

		6,534

	Airlines — 0.4%
45	United Continental Holdings, Inc. (a)	1,427

	Building Products — 1.3%
22	Armstrong World Industries, Inc. (a)	1,210
27	Fortune Brands Home & Security, Inc. (a)	997
27	Masco Corp.	549
40	Owens Corning (a)	1,564
38	Simpson Manufacturing Co., Inc.	1,171

		5,491

	Commercial Services & Supplies — 1.8%
22	Clean Harbors, Inc. (a)	1,300
39	Covanta Holding Corp.	794
26	Iron Mountain, Inc.	935
38	Republic Services, Inc.	1,261
6	Rollins, Inc.	148
41	Waste Connections, Inc.	1,487
38	Waste Management, Inc.	1,508

		7,433

	Electrical Equipment — 0.9%
13	Acuity Brands, Inc.	904
18	Eaton Corp. plc, (Ireland)	1,072
98	GrafTech International Ltd. (a)	754
9	Roper Industries, Inc.	1,142

		3,872

	Machinery — 4.4%
11	Caterpillar, Inc.	951
16	Chart Industries, Inc. (a)	1,297
25	CLARCOR, Inc.	1,326
21	Colfax Corp. (a)	955
9	Cummins, Inc.	1,068
29	Donaldson Co., Inc.	1,059
19	Graco, Inc.	1,093
55	Harsco Corp.	1,368
30	Kennametal, Inc.	1,161
34	Navistar International Corp. (a)	1,160
28	PACCAR, Inc.	1,392
21	Pentair Ltd., (Switzerland)	1,097
19	SPX Corp.	1,499
11	Toro Co. (The)	496
8	WABCO Holdings, Inc. (a)	575
38	Woodward, Inc.	1,508

		18,005

	Marine — 0.3%
19	Kirby Corp. (a)	1,425

	Professional Services — 0.8%
22	Advisory Board Co. (The) (a)	1,161
18	FTI Consulting, Inc. (a)	681
12	IHS, Inc., Class A (a)	1,247

		3,089

	Road & Rail — 0.7%
22	Genesee & Wyoming, Inc., Class A (a)	2,035
15	Ryder System, Inc.	896

		2,931

	Trading Companies & Distributors — 1.6%
24	Applied Industrial Technologies, Inc.	1,062
28	Beacon Roofing Supply, Inc. (a)	1,082
30	Fastenal Co.	1,545
21	GATX Corp.	1,116
25	Textainer Group Holdings Ltd., (Bermuda)	995
4	W.W. Grainger, Inc.	863

		6,663

	Total Industrials	56,870

	Information Technology — 14.4%
	Communications Equipment — 1.5%
56	Acme Packet, Inc. (a)	1,634
35	ADTRAN, Inc.	681
10	F5 Networks, Inc. (a)	924
30	Finisar Corp. (a)	390
57	JDS Uniphase Corp. (a)	758
13	NETGEAR, Inc. (a)	444
32	ViaSat, Inc. (a)	1,551

		6,382

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Computers & Peripherals — 1.2%
17	NCR Corp. (a)	463
90	QLogic Corp. (a)	1,044
32	SanDisk Corp. (a)	1,783
14	Stratasys Ltd. (a)	1,044
11	Synaptics, Inc. (a)	447

		4,781

	Electronic Equipment, Instruments & Components — 1.7%
10	Arrow Electronics, Inc. (a)	393
12	Cognex Corp.	519
60	FLIR Systems, Inc.	1,559
13	Itron, Inc. (a)	603
37	National Instruments Corp.	1,204
35	Trimble Navigation Ltd. (a)	1,048
43	Universal Display Corp. (a)	1,273
35	Vishay Intertechnology, Inc. (a)	477

		7,076

	Internet Software & Services — 2.0%
29	Akamai Technologies, Inc. (a)	1,025
39	Bankrate, Inc. (a)	462
19	Cornerstone OnDemand, Inc. (a)	656
17	CoStar Group, Inc. (a)	1,831
34	Dealertrack Technologies, Inc. (a)	1,013
14	eBay, Inc. (a)	770
39	Facebook, Inc., Class A (a)	986
16	j2 Global, Inc.	623
31	Liquidity Services, Inc. (a)	925

		8,291

	IT Services — 1.6%
19	Automatic Data Processing, Inc.	1,210
7	FleetCor Technologies, Inc. (a)	566
2	MasterCard, Inc., Class A	1,104
4	MAXIMUS, Inc.	314
31	Paychex, Inc.	1,083
40	Sapient Corp. (a)	487
18	Teradata Corp. (a)	1,057
40	VeriFone Systems, Inc. (a)	823

		6,644

	Semiconductors & Semiconductor Equipment — 3.2%
189	Advanced Micro Devices, Inc. (a)	482
17	Altera Corp.	601
43	Cavium, Inc. (a)	1,674
19	Hittite Microwave Corp. (a)	1,178
62	International Rectifier Corp. (a)	1,304
40	Microchip Technology, Inc.	1,474
30	Power Integrations, Inc.	1,294
38	Semtech Corp. (a)	1,342
24	Silicon Laboratories, Inc. (a)	1,005
47	Skyworks Solutions, Inc. (a)	1,028
27	Veeco Instruments, Inc. (a)	1,017
15	Xilinx, Inc.	572

		12,971

	Software — 3.2%
25	ACI Worldwide, Inc. (a)	1,200
18	Adobe Systems, Inc. (a)	786
33	BroadSoft, Inc. (a)	885
3	Citrix Systems, Inc. (a)	226
1	Compuware Corp. (a)	7
9	FactSet Research Systems, Inc.	878
54	Fortinet, Inc. (a)	1,282
30	MICROS Systems, Inc. (a)	1,358
22	NetSuite, Inc. (a)	1,757
58	QLIK Technologies, Inc. (a)	1,498
18	Red Hat, Inc. (a)	934
20	Splunk, Inc. (a)	809
47	TIBCO Software, Inc. (a)	958
7	Tyler Technologies, Inc. (a)	458

		13,036

	Total Information Technology	59,181

	Materials — 5.3%
	Chemicals — 2.7%
13	Air Products & Chemicals, Inc.	1,175
6	Airgas, Inc.	624
25	Celanese Corp., Series A,	1,122
55	Chemtura Corp. (a)	1,183
8	E.I. du Pont de Nemours & Co.	395
20	FMC Corp.	1,132
8	Innophos Holdings, Inc.	435
2	Intrepid Potash, Inc.	32
17	Mosaic Co. (The)	1,029
10	Praxair, Inc.	1,120
27	Rockwood Holdings, Inc.	1,794
2	Sensient Technologies Corp.	63
11	Sigma-Aldrich Corp.	875

		10,979

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Construction Materials — 0.4%
26	Texas Industries, Inc. (a)	1,641

	Containers & Packaging — 1.1%
23	Aptargroup, Inc.	1,296
35	MeadWestvaco Corp.	1,271
2	Rock Tenn Co., Class A	226
65	Sealed Air Corp.	1,572

		4,365

	Metals & Mining — 1.0%
4	Allegheny Technologies, Inc.	125
47	Allied Nevada Gold Corp. (a)	770
3	Carpenter Technology Corp.	126
6	Coeur d’Alene Mines Corp. (a)	107
15	Compass Minerals International, Inc.	1,155
227	Hecla Mining Co.	896
3	Nucor Corp.	129
32	Walter Energy, Inc.	914

		4,222

	Paper & Forest Products — 0.1%
21	Buckeye Technologies, Inc.	616

	Total Materials	21,823

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.5%
12	AT&T, Inc.	449
10	CenturyLink, Inc.	358
229	Cincinnati Bell, Inc. (a)	747
27	Level 3 Communications, Inc. (a)	551

		2,105

	Wireless Telecommunication Services — 0.4%
15	Crown Castle International Corp. (a)	1,073
79	NII Holdings, Inc. (a)	343

		1,416

	Total Telecommunication Services	3,521

	Utilities — 5.1%
	Electric Utilities — 2.4%
31	Cleco Corp.	1,436
17	Duke Energy Corp.	1,211
14	NextEra Energy, Inc.	1,086
35	Northeast Utilities	1,504
10	OGE Energy Corp.	678
36	PNM Resources, Inc.	850
32	Southern Co. (The)	1,518
13	UIL Holdings Corp.	512
21	UNS Energy Corp.	1,032

		9,827

	Gas Utilities — 0.8%
13	New Jersey Resources Corp.	592
24	Northwest Natural Gas Co.	1,071
20	Piedmont Natural Gas Co., Inc.	656
14	South Jersey Industries, Inc.	793

		3,112

	Independent Power Producers & Energy Traders — 0.5%
93	Atlantic Power Corp.	457
75	Calpine Corp. (a)	1,543

		2,000

	Multi-Utilities — 1.4%
19	Consolidated Edison, Inc.	1,165
26	Dominion Resources, Inc.	1,491
12	MDU Resources Group, Inc.	296
52	NiSource, Inc.	1,524
27	SCANA Corp.	1,403

		5,879

	Total Utilities	20,818

	Total Short Positions (Proceeds $341,488)	$372,403

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2013.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,478
Aggregate gross unrealized depreciation	(4,720)

Net unrealized appreciation/depreciation	$77,758

Federal income tax cost of investments	$335,200

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$412,958	$—	$—	$412,958
Total Liabilities (a)	$(372,403)	$—	$—	$(372,403)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 13.0%
	Automobiles — 0.5%
118	Tesla Motors, Inc. (a)	4,464

	Diversified Consumer Services — 0.7%
153	Sotheby’s	5,709

	Hotels, Restaurants & Leisure — 1.4%
88	Boyd Gaming Corp. (a)	724
1,031	Morgans Hotel Group Co. (a)	6,101
79	Scientific Games Corp., Class A (a)	693
71	Vail Resorts, Inc.	4,394

		11,912

	Household Durables — 0.5%
208	TRI Pointe Homes, Inc. (a)	4,189

	Internet & Catalog Retail — 1.2%
334	HomeAway, Inc. (a)	10,868

	Leisure Equipment & Products — 0.8%
168	Arctic Cat, Inc. (a)	7,359

	Media — 1.4%
833	ReachLocal, Inc. (a)	12,460

	Specialty Retail — 4.7%
132	Children’s Place Retail Stores, Inc. (The) (a)	5,907
397	Conn’s, Inc. (a)	14,238
96	Five Below, Inc. (a)	3,622
314	Francesca’s Holdings Corp. (a)	8,989
120	Lumber Liquidators Holdings, Inc. (a)	8,413

		41,169

	Textiles, Apparel & Luxury Goods — 1.8%
82	Oxford Industries, Inc.	4,328
252	Wolverine World Wide, Inc.	11,194

		15,522

	Total Consumer Discretionary	113,652

	Consumer Staples — 1.8%
	Food & Staples Retailing — 0.4%
84	Fresh Market, Inc. (The) (a)	3,597

	Food Products — 1.4%
168	Annie’s, Inc. (a)	6,440
350	WhiteWave Foods Co., Class A (a)	5,981

		12,421

	Total Consumer Staples	16,018

	Energy — 5.3%
	Energy Equipment & Services — 2.4%
144	Dril-Quip, Inc. (a)	12,535
307	Forum Energy Technologies, Inc. (a)	8,838

		21,373

	Oil, Gas & Consumable Fuels — 2.9%
110	Delek U.S. Holdings, Inc.	4,348
524	Laredo Petroleum Holdings, Inc. (a)	9,584
289	Oasis Petroleum, Inc. (a)	11,010

		24,942

	Total Energy	46,315

	Financials — 8.9%
	Capital Markets — 4.6%
40	Affiliated Managers Group, Inc. (a)	6,189
191	Cohen & Steers, Inc.	6,878
327	Financial Engines, Inc.	11,858
847	PennantPark Investment Corp.	9,564
174	Stifel Financial Corp. (a)	6,033

		40,522

	Commercial Banks — 0.9%
97	Signature Bank (a)	7,624

	Insurance — 1.0%
250	Amtrust Financial Services, Inc.	8,664

	Real Estate Investment Trusts (REITs) — 1.9%
87	BRE Properties, Inc.	4,255
325	Douglas Emmett, Inc. (m)	8,095
71	Home Properties, Inc.	4,477

		16,827

	Real Estate Management & Development — 0.5%
79	Zillow, Inc., Class A (a)	4,308

	Total Financials	77,945

	Health Care — 22.5%
	Biotechnology — 6.7%
147	Acorda Therapeutics, Inc. (a)	4,692
218	Aegerion Pharmaceuticals, Inc. (a)	8,798
137	AMAG Pharmaceuticals, Inc. (a)	3,277
180	Ariad Pharmaceuticals, Inc. (a)	3,263
194	Cubist Pharmaceuticals, Inc. (a)	9,078
433	Exact Sciences Corp. (a)	4,240
703	Halozyme Therapeutics, Inc. (a)	4,058
74	Onyx Pharmaceuticals, Inc. (a)	6,549
188	Puma Biotechnology, Inc. (a)	6,274
529	Synta Pharmaceuticals Corp. (a)	4,546

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
836	Threshold Pharmaceuticals, Inc. (a)	3,852

		58,627

	Health Care Equipment & Supplies — 5.7%
1,424	Imris, Inc., (Canada) (a)	4,798
477	Insulet Corp. (a)	12,339
137	Masimo Corp.	2,682
160	MELA Sciences, Inc. (a)	185
898	Novadaq Technologies, Inc., (Canada) (a)	8,901
817	Syneron Medical Ltd., (Israel) (a)	8,353
364	Tornier N.V., (Netherlands) (a)	6,867
2,341	Unilife Corp. (a)	5,103

		49,228

	Health Care Providers & Services — 5.1%
496	Acadia Healthcare Co., Inc. (a)	14,576
509	Emeritus Corp. (a)	14,137
243	Health Net, Inc. (a)	6,946
152	WellCare Health Plans, Inc. (a)	8,787

		44,446

	Health Care Technology — 0.8%
298	Vocera Communications, Inc. (a)	6,854

	Life Sciences Tools & Services — 2.1%
496	Bruker Corp. (a)	9,482
489	Fluidigm Corp. (a)	9,059

		18,541

	Pharmaceuticals — 2.1%
744	Nektar Therapeutics (a)	8,178
339	Sagent Pharmaceuticals, Inc. (a)	5,957
171	ViroPharma, Inc. (a)	4,298

		18,433

	Total Health Care	196,129

	Industrials — 23.4%
	Aerospace & Defense — 1.7%
165	HEICO Corp.	7,142
278	Hexcel Corp. (a)	8,053

		15,195

	Airlines — 0.8%
267	Spirit Airlines, Inc. (a)	6,781

	Building Products — 4.6%
164	Armstrong World Industries, Inc. (a)	9,138
345	Fortune Brands Home & Security, Inc. (a)	12,921
182	Simpson Manufacturing Co., Inc.	5,568
255	Trex Co., Inc. (a)	12,524

		40,151

	Electrical Equipment — 2.3%
162	Acuity Brands, Inc.	11,200
251	Generac Holdings, Inc.	8,878

		20,078

	Industrial Conglomerates — 1.2%
159	Carlisle Cos., Inc.	10,779

	Machinery — 4.5%
192	Graco, Inc.	11,113
82	Middleby Corp. (a)	12,507
323	Rexnord Corp. (a)	6,846
83	Wabtec Corp.	8,506

		38,972

	Marine — 0.5%
58	Kirby Corp. (a)	4,439

	Professional Services — 0.8%
306	Mistras Group, Inc. (a)	7,406

	Road & Rail — 2.4%
407	Marten Transport Ltd.	8,190
332	Old Dominion Freight Line, Inc. (a)	12,668

		20,858

	Trading Companies & Distributors — 4.6%
66	DXP Enterprises, Inc. (a)	4,908
130	MSC Industrial Direct Co., Inc., Class A	11,143
537	Rush Enterprises, Inc., Class A (a)	12,950
131	Watsco, Inc.	11,010

		40,011

	Total Industrials	204,670

	Information Technology — 23.0%
	Communications Equipment — 3.1%
480	Aruba Networks, Inc. (a)	11,880
648	Infinera Corp. (a)	4,536
65	Palo Alto Networks, Inc. (a)	3,685
319	Ruckus Wireless, Inc. (a)	6,699

		26,800

	Computers & Peripherals — 0.5%
278	Fusion-io, Inc. (a)	4,553

	Internet Software & Services — 6.2%
284	Cornerstone OnDemand, Inc. (a)	9,678
372	Dealertrack Technologies, Inc. (a)	10,919
265	Demandware, Inc. (a)	6,720
517	Envestnet, Inc. (a)	9,049
158	OpenTable, Inc. (a)	9,938

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
252	Trulia, Inc. (a)	7,902

		54,206

	IT Services — 0.6%
760	ServiceSource International, Inc. (a)	5,374

	Semiconductors & Semiconductor Equipment — 3.2%
309	Cavium, Inc. (a)	11,996
143	Hittite Microwave Corp. (a)	8,681
725	Inphi Corp. (a)	7,578

		28,255

	Software — 9.4%
232	BroadSoft, Inc. (a)	6,152
80	CommVault Systems, Inc. (a)	6,558
75	Concur Technologies, Inc. (a)	5,136
255	Fortinet, Inc. (a)	6,036
213	Imperva, Inc. (a)	8,193
500	Infoblox, Inc. (a)	10,848
239	Model N, Inc. (a)	4,739
68	NetSuite, Inc. (a)	5,432
107	SolarWinds, Inc. (a)	6,335
112	Sourcefire, Inc. (a)	6,628
158	Splunk, Inc. (a)	6,317
581	Take-Two Interactive Software, Inc. (a)	9,386

		81,760

	Total Information Technology	200,948

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
924	Boingo Wireless, Inc. (a)	5,102

	Total Common Stocks (Cost $659,347)	860,779

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Magnum Hunter Resources Corp.,expiring 10/14/13 (a) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
14,478	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $14,478)	14,478

	Total Investments — 100.2% (Cost $673,825)	875,257
	Liabilities in Excess of Other Assets — (0.2)%	(1,551)

	NET ASSETS — 100.0%	$873,706

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$231,883
Aggregate gross unrealized depreciation	(30,451)

Net unrealized appreciation/depreciation	$201,432

Federal income tax cost of investments	$673,825

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$875,257	$—	$—	$875,257

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
	Consumer Discretionary — 10.4%
	Auto Components — 0.4%
17	Cooper Tire & Rubber Co.	433
61	Spartan Motors, Inc.	322
139	Superior Industries International, Inc.	2,602

		3,357

	Diversified Consumer Services — 1.2%
20	Bright Horizons Family Solutions, Inc. (a)	686
381	Corinthian Colleges, Inc. (a)	799
148	Lincoln Educational Services Corp.	865
266	Regis Corp.	4,832
300	Stewart Enterprises, Inc., Class A	2,784

		9,966

	Hotels, Restaurants & Leisure — 1.2%
4	Ameristar Casinos, Inc.	110
11	Biglari Holdings, Inc. (a)	4,180
35	Bluegreen Corp. (a)	346
35	Einstein Noah Restaurant Group, Inc.	522
210	Isle of Capri Casinos, Inc. (a)	1,319
47	Multimedia Games Holding Co., Inc. (a)	970
27	Red Robin Gourmet Burgers, Inc. (a)	1,236
165	Ruth’s Hospitality Group, Inc. (a)	1,577
21	Scientific Games Corp., Class A (a)	179
15	Town Sports International Holdings, Inc.	140

		10,579

	Household Durables — 1.5%
132	American Greetings Corp., Class A	2,124
99	Blyth, Inc.	1,710
52	CSS Industries, Inc.	1,358
170	Leggett & Platt, Inc.	5,746
21	NACCO Industries, Inc., Class A	1,110
27	TRI Pointe Homes, Inc. (a)	542

		12,590

	Internet & Catalog Retail — 0.2%
287	Orbitz Worldwide, Inc. (a)	1,636

	Leisure Equipment & Products — 0.2%
9	Arctic Cat, Inc. (a)	407
149	JAKKS Pacific, Inc.	1,558

		1,965

	Media — 1.7%
152	Entercom Communications Corp., Class A (a)	1,132
208	Journal Communications, Inc., Class A (a)	1,396
290	LIN TV Corp., Class A (a)	3,182
212	McClatchy Co. (The), Class A (a)	614
28	Nexstar Broadcasting Group, Inc., Class A	500
5	Saga Communications, Inc., Class A	247
74	Scholastic Corp.	1,983
161	Sinclair Broadcast Group, Inc., Class A	3,264
65	Valassis Communications, Inc.	1,927
5	Value Line, Inc.	46

		14,291

	Multiline Retail — 1.1%
235	Bon-Ton Stores, Inc. (The)	3,054
75	Dillard’s, Inc., Class A	5,922

		8,976

	Specialty Retail — 2.0%
109	Brown Shoe Co., Inc.	1,736
58	Conn’s, Inc. (a)	2,079
50	hhgregg, Inc. (a)	552
73	New York & Co., Inc. (a)	297
1,038	Office Depot, Inc. (a)	4,081
578	OfficeMax, Inc.	6,712
2	Restoration Hardware Holdings, Inc. (a)	70
68	Stein Mart, Inc.	571
260	Wet Seal, Inc. (The), Class A (a)	785

		16,883

	Textiles, Apparel & Luxury Goods — 0.9%
81	Cherokee, Inc.	1,103
113	Iconix Brand Group, Inc. (a)	2,918
138	Jones Group, Inc. (The)	1,760
50	Perry Ellis International, Inc.	917
54	Unifi, Inc. (a)	1,033

		7,731

	Total Consumer Discretionary	87,974

	Consumer Staples — 3.0%
	Food & Staples Retailing — 1.0%
9	Nash Finch Co.	167
5	Pantry, Inc. (The) (a)	66
2,777	Rite Aid Corp. (a)	5,276
51	Spartan Stores, Inc.	899
410	SUPERVALU, Inc.	2,064

		8,472

	Food Products — 0.3%
15	Farmer Bros Co. (a)	213
101	Pinnacle Foods, Inc. (a)	2,250

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — Continued
7	Seneca Foods Corp., Class A (a)	228

		2,691

	Household Products — 0.6%
591	Central Garden & Pet Co., Class A (a)	4,856

	Tobacco — 1.1%
36	Alliance One International, Inc. (a)	139
159	Universal Corp.	8,899

		9,038

	Total Consumer Staples	25,057

	Energy — 4.4%
	Energy Equipment & Services — 2.1%
526	Cal Dive International, Inc. (a)	946
28	Dawson Geophysical Co. (a)	852
449	Helix Energy Solutions Group, Inc. (a)	10,262
459	Hercules Offshore, Inc. (a)	3,406
40	Natural Gas Services Group, Inc. (a)	767
187	Parker Drilling Co. (a)	802
39	Pioneer Energy Services Corp. (a)	319
54	Tesco Corp. (a)	724

		18,078

	Oil, Gas & Consumable Fuels — 2.3%
29	Alon USA Energy, Inc.	547
3	Cloud Peak Energy, Inc. (a)	65
5	Delek U.S. Holdings, Inc.	182
201	EPL Oil & Gas, Inc. (a)	5,381
28	Green Plains Renewable Energy, Inc. (a)	322
10	Panhandle Oil and Gas, Inc., Class A	275
444	Penn Virginia Corp.	1,795
273	PetroQuest Energy, Inc. (a)	1,210
100	Stone Energy Corp. (a)	2,182
167	W&T Offshore, Inc.	2,377
141	Western Refining, Inc.	5,007
1	Westmoreland Coal Co. (a)	11

		19,354

	Total Energy	37,432

	Financials — 35.1%
	Capital Markets — 1.7%
24	Affiliated Managers Group, Inc. (a)	3,655
135	Apollo Investment Corp.	1,127
12	Artisan Partners Asset Management, Inc. (a)	466
21	GAMCO Investors, Inc., Class A	1,110
128	Gladstone Capital Corp.	1,181
50	Gladstone Investment Corp.	366
192	Investment Technology Group, Inc. (a)	2,122
40	Janus Capital Group, Inc.	377
224	MCG Capital Corp.	1,070
36	MVC Capital, Inc.	465
60	NGP Capital Resources Co.	424
34	Oppenheimer Holdings, Inc., Class A	656
29	Piper Jaffray Cos. (a)	991

		14,010

	Commercial Banks — 12.3%
60	1st Source Corp.	1,413
46	BancFirst Corp.	1,897
227	BancorpSouth, Inc.	3,699
99	Bank of Hawaii Corp.	5,051
37	Banner Corp.	1,187
81	BBCN Bancorp, Inc.	1,063
15	Cascade Bancorp (a)	100
125	Cathay General Bancorp	2,521
13	Center Bancorp, Inc.	157
81	Central Pacific Financial Corp. (a)	1,270
5	Century Bancorp, Inc., Class A	159
44	Chemical Financial Corp.	1,161
12	Citizens & Northern Corp.	226
19	Citizens Republic Bancorp, Inc. (a)	421
107	City Holding Co.	4,246
59	CoBiz Financial, Inc.	479
82	Community Bank System, Inc.	2,442
68	Community Trust Bancorp, Inc.	2,297
9	ConnectOne Bancorp, Inc. (a)	266
23	Cullen/Frost Bankers, Inc.	1,432
42	Financial Institutions, Inc.	846
42	First Bancorp	568
119	First Busey Corp.	544
5	First Citizens BancShares, Inc., Class A	895
805	First Commonwealth Financial Corp.	6,008
27	First Community Bancshares, Inc.	422
127	First Financial Bancorp	2,045
23	First Financial Bankshares, Inc.	1,113
70	First Interstate Bancsystem, Inc.	1,324
28	First Merchants Corp.	425
243	FirstMerit Corp.	4,015
283	FNB Corp.	3,421
1	Fulton Financial Corp.	14
22	Great Southern Bancorp, Inc.	539

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
51	Hancock Holding Co.	1,580
33	Heartland Financial USA, Inc.	839
32	Hudson Valley Holding Corp.	470
36	Lakeland Bancorp, Inc.	351
17	Lakeland Financial Corp.	451
174	MainSource Financial Group, Inc.	2,446
73	MB Financial, Inc.	1,760
36	Metro Bancorp, Inc. (a)	595
35	MetroCorp Bancshares, Inc. (a)	353
22	National Bank Holdings Corp., Class A	406
23	OmniAmerican Bancorp, Inc. (a)	571
342	Oriental Financial Group, Inc., (Puerto Rico)	5,304
23	Pacific Continental Corp.	261
95	PacWest Bancorp	2,757
13	S&T Bancorp, Inc.	245
10	Sierra Bancorp	135
33	Simmons First National Corp., Class A	831
155	Southwest Bancorp, Inc. (a)	1,943
22	StellarOne Corp.	347
111	Sterling Financial Corp.	2,403
10	Suffolk Bancorp (a)	148
237	Susquehanna Bancshares, Inc.	2,948
34	SVB Financial Group (a)	2,419
268	TCF Financial Corp.	4,006
24	Tompkins Financial Corp.	1,019
87	Trustmark Corp.	2,186
114	UMB Financial Corp.	5,574
46	Umpqua Holdings Corp.	606
66	Union First Market Bankshares Corp.	1,281
37	Valley National Bancorp	380
23	Washington Trust Bancorp, Inc.	627
17	Webster Financial Corp.	412
11	West Bancorp, Inc.	127
41	West Coast Bancorp	995
34	Westamerica Bancorp	1,528
250	Wilshire Bancorp, Inc. (a)	1,694

		103,664

	Consumer Finance — 1.5%
168	DFC Global Corp. (a)	2,801
67	Nelnet, Inc., Class A	2,254
89	World Acceptance Corp. (a)	7,660

		12,715

	Diversified Financial Services — 0.7%
77	Marlin Business Services Corp.	1,786
171	PHH Corp. (a)	3,755
21	Resource America, Inc., Class A	213

		5,754

	Insurance — 4.7%
404	American Equity Investment Life Holding Co.	6,015
27	American Safety Insurance Holdings Ltd., (Bermuda) (a)	681
57	Arch Capital Group Ltd., (Bermuda) (a)	2,970
58	Argo Group International Holdings Ltd., (Bermuda)	2,392
456	CNO Financial Group, Inc.	5,221
44	Hallmark Financial Services (a)	398
201	Horace Mann Educators Corp.	4,180
61	Meadowbrook Insurance Group, Inc.	431
125	Platinum Underwriters Holdings Ltd., (Bermuda)	6,999
116	ProAssurance Corp.	5,500
39	StanCorp Financial Group, Inc.	1,659
27	Stewart Information Services Corp.	685
192	Symetra Financial Corp.	2,571

		39,702

	Real Estate Investment Trusts (REITs) — 12.6%
1,441	Anworth Mortgage Asset Corp.	9,120
119	Apartment Investment & Management Co., Class A	3,658
397	Ashford Hospitality Trust, Inc.	4,909
627	Capstead Mortgage Corp.	8,034
254	CBL & Associates Properties, Inc.	5,999
24	Colonial Properties Trust	549
202	Coresite Realty Corp.	7,076
333	CubeSmart	5,266
315	CYS Investments, Inc.	3,700
1,157	DCT Industrial Trust, Inc.	8,563
193	DiamondRock Hospitality Co.	1,795
212	FelCor Lodging Trust, Inc. (a)	1,259
76	First Industrial Realty Trust, Inc.	1,307
50	Getty Realty Corp.	1,009
40	Home Properties, Inc.	2,530
97	Hospitality Properties Trust	2,648
48	LaSalle Hotel Properties	1,221
334	Lexington Realty Trust	3,940
60	LTC Properties, Inc.	2,436
86	Mission West Properties, Inc. (i)	—

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
91	Parkway Properties, Inc.	1,695
138	Pennsylvania Real Estate Investment Trust	2,682
131	Potlatch Corp.	5,989
22	PS Business Parks, Inc.	1,713
591	RAIT Financial Trust	4,706
450	Redwood Trust, Inc.	10,440
46	Strategic Hotels & Resorts, Inc. (a)	381
262	Sunstone Hotel Investors, Inc. (a)	3,227
8	Taubman Centers, Inc.	637

		106,489

	Thrifts & Mortgage Finance — 1.6%
15	BankFinancial Corp.	118
59	Beneficial Mutual Bancorp, Inc. (a)	607
15	ESB Financial Corp.	206
34	OceanFirst Financial Corp.	486
287	Ocwen Financial Corp. (a)	10,879
59	Rockville Financial, Inc.	761
16	WSFS Financial Corp.	759

		13,816

	Total Financials	296,150

	Health Care — 4.3%
	Biotechnology — 1.4%
17	Achillion Pharmaceuticals, Inc. (a) (m)	148
67	Celldex Therapeutics, Inc. (a)	775
87	Clovis Oncology, Inc. (a)	2,491
75	Durata Therapeutics, Inc. (a)	679
201	InterMune, Inc. (a)	1,821
667	Lexicon Pharmaceuticals, Inc. (a)	1,453
932	Oncothyreon, Inc. (a)	1,939
371	PDL BioPharma, Inc.	2,710

		12,016

	Health Care Equipment & Supplies — 0.9%
61	Greatbatch, Inc. (a)	1,828
2	NuVasive, Inc. (a)	47
55	Orthofix International N.V., (Netherlands) (a)	1,962
133	SurModics, Inc. (a)	3,627
8	Symmetry Medical, Inc. (a)	90

		7,554

	Health Care Providers & Services — 1.3%
128	Amedisys, Inc. (a)	1,428
40	Gentiva Health Services, Inc. (a)	438
58	HealthSouth Corp. (a)	1,519
103	Magellan Health Services, Inc. (a)	4,884
431	Skilled Healthcare Group, Inc., Class A (a)	2,828

		11,097

	Health Care Technology — 0.5%
224	MedAssets, Inc. (a)	4,308

	Pharmaceuticals — 0.2%
12	Cornerstone Therapeutics, Inc. (a)	85
42	ViroPharma, Inc. (a)	1,062

		1,147

	Total Health Care	36,122

	Industrials — 14.3%
	Aerospace & Defense — 0.9%
55	Cubic Corp.	2,341
410	GenCorp, Inc. (a)	5,453

		7,794

	Airlines — 1.4%
24	Alaska Air Group, Inc. (a)	1,554
552	Republic Airways Holdings, Inc. (a)	6,365
195	SkyWest, Inc.	3,135
72	U.S. Airways Group, Inc. (a)	1,224

		12,278

	Building Products — 1.0%
192	Gibraltar Industries, Inc. (a)	3,495
190	NCI Building Systems, Inc. (a)	3,303
63	Quanex Building Products Corp.	1,018
22	Trex Co., Inc. (a)	1,067

		8,883

	Commercial Services & Supplies — 3.3%
72	ARC Document Solutions, Inc. (a) (m)	214
1,140	Cenveo, Inc. (a)	2,451
43	Consolidated Graphics, Inc. (a)	1,693
1,041	EnergySolutions, Inc. (a)	3,903
66	G&K Services, Inc., Class A	3,022
71	HNI Corp.	2,534
4	Knoll, Inc.	63
31	Performant Financial Corp. (a)	384
276	Quad/Graphics, Inc.	6,603
152	Steelcase, Inc., Class A	2,245
115	United Stationers, Inc.	4,449

		27,561

	Construction & Engineering — 1.4%
95	Argan, Inc.	1,415
85	Comfort Systems USA, Inc.	1,196
186	EMCOR Group, Inc.	7,863

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — Continued
44	Michael Baker Corp.	1,076

		11,550

	Electrical Equipment — 0.3%
142	LSI Industries, Inc.	994
32	Powell Industries, Inc. (a)	1,703

		2,697

	Machinery — 3.2%
58	AGCO Corp. (m)	3,002
– (h)	American Railcar Industries, Inc.	15
3	Ampco-Pittsburgh Corp.	63
172	Briggs & Stratton Corp.	4,271
185	Douglas Dynamics, Inc.	2,550
121	Federal Signal Corp. (a)	985
181	FreightCar America, Inc.	3,938
56	Hurco Cos., Inc. (a)	1,511
42	Hyster-Yale Materials Handling, Inc.	2,381
52	Kadant, Inc. (a)	1,300
42	Mueller Industries, Inc.	2,238
178	Mueller Water Products, Inc., Class A	1,057
11	Proto Labs, Inc. (a)	516
54	Standex International Corp.	2,998
13	Watts Water Technologies, Inc., Class A	600

		27,425

	Marine — 0.1%
35	International Shipholding Corp.	644

	Professional Services — 0.8%
133	Barrett Business Services, Inc.	6,988

	Road & Rail — 0.9%
3	AMERCO	451
35	Arkansas Best Corp.	407
30	Celadon Group, Inc.	628
24	Heartland Express, Inc.	319
151	Saia, Inc. (a)	5,476

		7,281

	Trading Companies & Distributors — 1.0%
100	Aircastle Ltd.	1,371
150	Applied Industrial Technologies, Inc.	6,761

		8,132

	Total Industrials	121,233

	Information Technology — 11.4%
	Communications Equipment — 1.9%
321	Arris Group, Inc. (a)	5,510
158	Aviat Networks, Inc. (a)	533
45	Bel Fuse, Inc., Class B	706
65	Black Box Corp.	1,424
50	Calix, Inc. (a)	410
278	Comtech Telecommunications Corp.	6,745
53	Oplink Communications, Inc. (a)	864

		16,192

	Computers & Peripherals — 0.7%
205	Avid Technology, Inc. (a)	1,283
110	Electronics for Imaging, Inc. (a)	2,784
40	Fusion-io, Inc. (a)	648
63	Imation Corp. (a)	239
284	STEC, Inc. (a)	1,257

		6,211

	Electronic Equipment, Instruments & Components — 2.0%
75	Aeroflex Holding Corp. (a) (m)	591
121	Agilysys, Inc. (a)	1,199
11	Anixter International, Inc.	734
37	Audience, Inc. (a)	566
57	Checkpoint Systems, Inc. (a)	747
66	Cognex Corp.	2,795
58	Coherent, Inc.	3,302
41	Electro Scientific Industries, Inc.	457
50	Newport Corp. (a)	838
64	Park Electrochemical Corp.	1,609
94	Power-One, Inc. (a)	390
35	Richardson Electronics Ltd.	414
48	Tech Data Corp. (a)	2,194
86	Vishay Intertechnology, Inc. (a)	1,166

		17,002

	Internet Software & Services — 1.0%
330	Bazaarvoice, Inc. (a)	2,418
68	Digital River, Inc. (a)	954
17	ExactTarget, Inc. (a)	405
395	IntraLinks Holdings, Inc. (a)	2,510
14	Marin Software, Inc. (a)	232
52	Monster Worldwide, Inc. (a)	264
73	United Online, Inc.	442
20	WebMD Health Corp. (a)	496
69	XO Group, Inc. (a)	687
12	Xoom Corp. (a)	263

		8,671

	IT Services — 1.5%
34	CACI International, Inc., Class A (a)	1,979

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
107	Convergys Corp.	1,826
145	CSG Systems International, Inc. (a)	3,081
74	Euronet Worldwide, Inc. (a)	1,941
191	Global Cash Access Holdings, Inc. (a)	1,347
37	Unisys Corp. (a)	836
49	Vantiv, Inc., Class A (a)	1,156

		12,166

	Semiconductors & Semiconductor Equipment — 3.1%
235	Advanced Energy Industries, Inc. (a) (m)	4,308
129	Amkor Technology, Inc. (a)	514
84	Brooks Automation, Inc.	853
67	DSP Group, Inc. (a)	539
124	Entropic Communications, Inc. (a)	504
170	First Solar, Inc. (a)	4,586
42	GSI Technology, Inc. (a)	278
114	GT Advanced Technologies, Inc. (a)	375
88	Integrated Device Technology, Inc. (a)	655
105	Intermolecular, Inc. (a)	1,072
40	IXYS Corp.	383
385	LTX-Credence Corp. (a)	2,327
17	M/A-COM Technology Solutions
	Holdings, Inc. (a)	270
118	Peregrine Semiconductor Corp. (a)	1,152
47	Pericom Semiconductor Corp. (a)	322
185	Photronics, Inc. (a)	1,236
66	RF Micro Devices, Inc. (a)	351
61	Rudolph Technologies, Inc. (a)	716
75	Sigma Designs, Inc. (a)	364
321	Spansion, Inc., Class A (a)	4,134
165	STR Holdings, Inc. (a)	359
27	Supertex, Inc.	609
10	Tessera Technologies, Inc.	192

		26,099

	Software — 1.2%
102	Aspen Technology, Inc. (a)	3,294
87	Envivio, Inc. (a)	149
39	Fair Isaac Corp.	1,773
49	Infoblox, Inc. (a)	1,065
35	Model N, Inc. (a)	696
9	Proofpoint, Inc. (a)	153
29	Rosetta Stone, Inc. (a)	451
14	Silver Spring Networks, Inc. (a)	249
100	TIBCO Software, Inc. (a)	2,030

		9,860

	Total Information Technology	96,201

	Materials — 5.9%
	Chemicals — 1.5%
38	Axiall Corp.	2,368
149	Minerals Technologies, Inc.	6,181
142	Tredegar Corp.	4,178

		12,727

	Construction Materials — 0.0% (g)
33	Headwaters, Inc. (a)	356

	Containers & Packaging — 0.5%
383	Graphic Packaging Holding Co. (a)	2,866
100	Myers Industries, Inc.	1,396

		4,262

	Metals & Mining — 1.9%
252	Coeur d’Alene Mines Corp. (a)	4,747
24	Schnitzer Steel Industries, Inc., Class A	637
329	Worthington Industries, Inc.	10,205

		15,589

	Paper & Forest Products — 2.0%
38	Boise Cascade Co. (a)	1,289
41	Buckeye Technologies, Inc.	1,228
38	Domtar Corp., (Canada)	2,973
95	Neenah Paper, Inc.	2,916
242	PH Glatfelter Co.	5,665
158	Resolute Forest Products, (Canada) (a)	2,563

		16,634

	Total Materials	49,568

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
9	Consolidated Communications Holdings,
	Inc.	160
119	magicJack VocalTec Ltd., (Israel) (a)	1,666

		1,826

	Wireless Telecommunication Services — 0.1%
205	Leap Wireless International, Inc. (a)	1,209

	Total Telecommunication Services	3,035

	Utilities — 6.2%
	Electric Utilities — 2.3%
180	El Paso Electric Co.	6,070
86	PNM Resources, Inc.	2,010
238	Portland General Electric Co.	7,203

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
31	Unitil Corp.	878
61	UNS Energy Corp.	3,005

		19,166

	Gas Utilities — 1.8%
51	AGL Resources, Inc. (m)	2,160
12	Chesapeake Utilities Corp.	598
156	Laclede Group, Inc. (The)	6,674
14	New Jersey Resources Corp.	628
28	Piedmont Natural Gas Co., Inc.	908
91	Southwest Gas Corp.	4,333

		15,301

	Independent Power Producers & Energy Traders — 0.3%
110	NRG Energy, Inc.	2,915

	Multi-Utilities — 1.7%
209	Avista Corp.	5,730
23	CH Energy Group, Inc.	1,517
172	NorthWestern Corp.	6,848

		14,095

	Water Utilities — 0.1%
39	California Water Service Group	774
38	Consolidated Water Co., Ltd., (Cayman Islands)	379

		1,153

	Total Utilities	52,630

	Total Common Stocks (Cost $615,088)	805,402

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,715	U.S. Treasury Note, 0.250%, 11/30/13 (m) (Cost $1,715)	1,716

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
37,810	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $37,810)	37,810
	Total Investments — 100.0% (Cost $654,613)	844,928
	Liabilities in Excess of Other Assets — 0.0% (g)	(334)

	NET ASSETS — 100.0%	$844,594

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
393	E-mini Russell 2000	06/21/13	$37,292	$767

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,620
Aggregate gross unrealized depreciation	(28,305)

Net unrealized appreciation/depreciation	$190,315

Federal income tax cost of investments	$654,613

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$87,974	$—	$—		$87,974
Consumer Staples	25,057	—	—		25,057
Energy	37,432	—	—		37,432
Financials	296,150	—	—	(a)	296,150
Health Care	36,122	—	—		36,122
Industrials	121,233	—	—		121,233
Information Technology	96,201	—	—		96,201
Materials	49,568	—	—		49,568
Telecommunication Services	3,035	—	—		3,035
Utilities	52,630	—	—		52,630

Total Common Stocks	805,402	—	—	(a)	805,402

Debt Securities
U.S. Treasury Obligations	—	1,716	—		1,716
Short-Term Investment
Investment Company	37,810	—	—		37,810

Total Investments in Securities	$843,212	$1,716	$—	(a)	$844,928

Appreciation in Other Financial Instruments
Futures Contracts	$767	$—	$—		$767

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013